Schedule of Investments (unaudited) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 2.7%
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 6.09%, 01/15/33	USD	250	$246,414
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 5.92%, 01/17/31		400	394,510
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 6.64%, 10/15/29		250	244,852
Apidos CLO XXXVI, Series 2021-36A, Class B, (3 mo. LIBOR US + 1.60%), 6.41%, 07/20/34		250	241,940
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 5.96%, 10/15/30		400	396,354
Atrium IX, Series 9A, Class CR2, (3 mo. LIBOR US + 2.00%), 6.95%, 05/28/30		187	178,717
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 5.78%, 07/20/30		544	537,650
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 5.91%, 01/20/31		500	494,062
Carlyle Global Market Strategies CLO Ltd., Series 2014- 3RA, Class A1B, (3 mo. LIBOR US + 1.30%), 6.11%, 07/27/31		1,000	973,827
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3 mo. LIBOR US + 1.65%), 6.44%, 07/17/34		250	238,829
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 6.06%, 07/20/30		392	389,046
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 6.02%, 10/22/31		1,500	1,483,185
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 5.99%, 10/17/31		2,000	1,979,800
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.60%), 6.41%, 04/20/31		250	243,794
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 5.89%, 01/15/31		750	742,145
Dryden 49 Senior Loan Fund, Series 2017-49, Class AR, (3 mo. LIBOR US + 0.95%), 5.74%, 07/18/30		729	718,244
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 6.24%, 10/15/30		250	241,701
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 6.03%, 04/15/33		500	492,766
Gulf Stream Meridian 4 Ltd., Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 6.64%, 07/15/34		250	243,478
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 6.13%, 04/15/33		1,000	983,489
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 5.72%, 07/23/29		950	939,102
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class C, (3 mo. LIBOR US + 2.00%), 7.27%, 04/19/33		75	72,334
Madison Park Funding XVII Ltd., Series 2015-17A, Class CR2, (3 mo. LIBOR US + 1.90%), 7.16%, 07/21/30		131	125,785
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 6.87%, 07/23/29		250	239,763

Security		Par (000)	Value

Cayman Islands (continued)
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021- 46A, Class B, (3 mo. LIBOR US + 1.65%), 6.46%, 01/20/36	USD	250	$241,687
OCP CLO Ltd., Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 6.72%, 04/24/29		250	243,543
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 5.76%, 04/15/31		750	741,068
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 6.46%, 07/02/35		1,000	969,158
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 6.24%, 04/18/33		300	289,039
OHA Credit Partners VII Ltd., Series 2012-7A, Class CR3, (3 mo. LIBOR US + 1.80%), 6.72%, 02/20/34		187	177,840
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 11.68%, 02/14/34		250	210,323
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 1.75%), 7.01%, 01/15/34		187	176,649
RR 3 Ltd., Series 2018, Class 3A, (3 mo. LIBOR US + 1.40%), 6.19%, 01/15/30		1,125	1,099,029
Sound Point CLO XII Ltd., Series 2016-2A, Class BR2, (3 mo. LIBOR US + 1.50%), 6.75%, 10/20/28		425	419,068
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 5.75%, 04/16/31		500	493,012
TICP CLO I-2 Ltd., Series 2018-IA, Class B, (3 mo. LIBOR US + 2.20%), 7.02%, 04/26/28		104	104,498
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 6.44%, 07/15/34		325	311,896
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 5.81%, 04/25/32		250	245,299
Trimaran CAVU Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 7.01%, 07/20/32		250	245,182
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 7.96%, 07/20/32		500	492,016
Series 2021-1A, Class C, (3 mo. LIBOR US + 2.10%), 6.92%, 04/23/32		266	250,525
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 6.07%, 04/15/33		335	328,554
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 7.87%, 07/24/32		500	462,348

			20,342,521

Denmark — 0.0%
Red & Black Auto Germany 8 UG, Series 8, Class B, (1 mo. EURIBOR + 0.75%), 3.40%, 09/15/30(a)(c)	EUR	93	100,352

France — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1 mo. EURIBOR + 1.15%), 3.72%, 01/26/43(a)(c)		100	108,224

Ireland(a)(c) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (1 mo. EURIBOR + 1.30%), 3.59%, 04/15/35		100	100,859
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (1 mo. EURIBOR + 1.30%), 3.97%, 02/22/34		100	101,574
Henley CLO IV DAC, Series 4X, Class B1, (1 mo. EURIBOR + 1.35%), 3.80%, 04/25/34		100	100,969

			303,402

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy — 0.1%
Koromo Italy SRL, Series 1, Class A, (1 mo. EURIBOR + 0.80%), 3.36%, 02/26/35(a)(c)	EUR	240	$260,137

Netherlands — 0.0%
Domi BV, Series 2023-1, Class A, (1 mo. EURIBOR + 1.12%), 3.76%, 02/15/55(a)(c)		144	155,732

Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1 mo. EURIBOR + 0.80%), 3.70%, 01/31/39(a)(c)		150	160,270

United Kingdom — 0.1%
PCL Funding VI PLC, Series 2022-1, Class A, (3 mo. LIBOR GBP + 1.40%), 5.47%, 07/15/26(a)(c)	GBP	500	608,071

United States — 2.6%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 5.26%, 05/25/36(a)	USD	69	66,752
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 5.85%, 01/28/31(a)(b)		392	386,409
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 5.85%, 01/28/31(a)(b)		391	386,818
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 5.87%, 04/15/31(a)(b)		500	494,316
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		60	53,776
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		89	82,884
Series 2021-A, Class B, 2.79%, 11/17/33		100	87,409
Series 2022-A, Class C, 3.08%, 02/20/35		200	165,184
Series 2022-C, Class A, 5.32%, 10/17/35		162	160,811
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 6.34%, 04/15/30(a)(b)		1,018	992,870
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 6.54%, 07/16/30		1,000	977,191
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 5.79%, 04/18/31		400	395,266
Concord Music Royalties LLC, Series 2022-1A, Class A2, 6.50%, 01/20/73(b)		339	334,414
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 5.91%, 01/15/31(a)(b)		600	593,552
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(b)		189	174,085
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.97%, 01/22/31(a)(b)		600	592,630
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(b)		159	158,328
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48		408	321,943
Series 2022-3CS, Class A, 4.95%, 07/20/49		216	206,078
Series 2023-1GS, Class A, 5.52%, 02/22/55		193	188,097
Gracie Point International Funding(a)(b)
Series 2022-2A, Class A, (30 day Average SOFR + 2.75%), 7.37%, 07/01/24		286	286,085
Series 2022-2A, Class B, (30 day Average SOFR + 3.35%), 7.97%, 07/01/24		154	154,043
Series 2022-3A, Class A, (30 day Average SOFR + 3.25%), 7.77%, 11/01/24		228	228,357

Security		Par (000)	Value

United States (continued)
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(b)	USD	385	$361,099
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(b)		334	313,794
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 5.88%, 01/20/31(a)(b)		600	591,571
LendingPoint Pass-Through Trust(b)
Series 2022-ST1, Class A, 2.50%, 03/15/28		49	47,037
Series 2022-ST2, Class A, 3.25%, 04/15/28		57	54,875
Lendmark Funding Trust, Series 1A, Class A, 5.12%, 07/20/32(b)		301	296,055
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		87	71,473
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37(b)		250	252,513
Mercury Financial Credit Card Master Trust, Series 2022- 1A, Class A, 2.50%, 09/21/26(b)		735	689,740
Mosaic Solar Loan Trust(b)
Series 2022-2A, Class A, 4.38%, 01/21/53		91	86,951
Series 2022-3A, Class A, 6.10%, 06/20/53		96	99,704
Series 2023-1A, Class A, 5.32%, 06/20/53		227	223,096
Navient Private Education Refi Loan Trust, Series 2021- DA, Class A, (Prime - 1.99%), 5.76%, 04/15/60(a)(b)		377	346,541
Nelnet Student Loan Trust(b)
Series 2021-DA, Class B, 2.90%, 04/20/62		450	376,215
Series 2021-DA, Class C, 3.50%, 04/20/62		100	82,516
OneMain Financial Issuance Trust(b)
Series 2019-2A, Class A, 3.14%, 10/14/36		100	91,812
Series 2022-2A, Class A, 4.89%, 10/14/34		280	275,169
Series 2022-2A, Class B, 5.24%, 10/14/34		380	371,456
Series 2022-3A, Class A, 5.94%, 05/15/34		682	683,461
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		190	171,529
Series 2021-C, Class A, 2.18%, 10/08/31		498	448,392
Series 2021-C, Class B, 2.67%, 10/08/31		105	92,453
Regional Management Issuance Trust(b)
Series 2021-A, Class A, 7.10%, 11/17/32		325	329,751
Series 2022-1, Class A, 3.07%, 03/15/32		182	170,503
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		600	555,629
Series 2021-A, Class B, 2.80%, 12/22/31		136	121,066
Series 2021-A, Class C, 3.53%, 12/22/31		100	88,428
Series 2021-A, Class D, 5.23%, 12/22/31		800	658,360
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 6.00%, 10/20/30(a)(b)		400	395,629
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 5.88%, 01/15/30(a)(b)		400	396,013
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(b)		280	257,002
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 5.91%, 07/15/30(a)(b)		389	382,455
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 6.04%, 10/15/30(a)(b)		399	393,548
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 5.94%, 01/16/31(a)(b)		400	395,150

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 6.09%, 04/20/33(a)(b)	USD	1,750	$1,720,639
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 5.92%, 10/15/30(a)(b)		381	378,099

			19,757,022

Total Asset-Backed Securities — 5.6% (Cost: $42,900,286)			41,795,731

		Shares

Common Stocks

Australia — 0.0%
Glencore PLC		7,958	45,792

France — 0.0%
BNP Paribas SA		950	56,732
LVMH Moet Hennessy Louis Vuitton SE		81	74,350

			131,082

Germany — 0.1%
Mercedes-Benz Group AG, Registered Shares		3,312	254,702

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.		54,700	350,554
Mizuho Financial Group, Inc.		19,700	279,101
Sumitomo Mitsui Financial Group, Inc.		9,300	372,164

			1,001,819

Netherlands — 0.0%
ING Groep NV, Series N(d)(e)		3,528	41,896
Shell PLC		3,881	111,195
Shell PLC, ADR		211	12,141

			165,232

United Kingdom — 0.0%
BP PLC, ADR		1,046	39,685
Genius Sports Ltd.(e)		21,560	107,369

			147,054

United States — 0.5%
Activision Blizzard, Inc.		645	55,205
Adobe, Inc.(e)		186	71,679
Advanced Micro Devices, Inc.(e)		332	32,539
Alphabet, Inc., Class C(e)		1,620	168,480
Archer-Daniels-Midland Co.		664	52,894
Bunge Ltd.		594	56,739
CF Industries Holdings, Inc.		504	36,535
Chesapeake Energy Corp.		2,645	201,126
Chubb Ltd.		378	73,400
Constellation Brands, Inc., Class A		414	93,518
Coterra Energy, Inc.		1,058	25,963
CVS Health Corp.		242	17,983
Datadog, Inc., Class A(e)		506	36,766
Delta Air Lines, Inc.(e)		2,418	84,436
Devon Energy Corp.		628	31,783
Domino’s Pizza, Inc.		108	35,626
Dynatrace, Inc.(e)		866	36,632
Element Solutions, Inc.		6,664	128,682
Eli Lilly and Co.		357	122,601
Energy Transfer LP		4,098	51,102

Security		Shares	Value

United States (continued)
EQT Corp.		1,992	$63,565
Freeport-McMoRan, Inc.		3,313	135,535
Halliburton Co.		7,046	222,935
Health Care Select Sector SPDR Fund		784	101,497
Humana, Inc.		108	52,430
Intuit, Inc.		86	38,341
KLA Corp.		276	110,171
Marathon Oil Corp.		509	12,196
Marathon Petroleum Corp.		1,806	243,503
McKesson Corp.		85	30,264
Micron Technology, Inc.		1,276	76,994
Microsoft Corp.		189	54,489
Mr. Cooper Group, Inc.(e)		2,113	86,570
Nine Energy Service, Inc.(e)		775	4,309
Northrop Grumman Corp.		346	159,755
Phillips 66		1,974	200,124
Proof Acquisition Corp.(f)		4,080	3,223
Rockwell Automation, Inc.		156	45,778
RXO, Inc.(e)		372	7,306
Sarcos Technology and Robotics Corp.(e)		1,832	870
Schlumberger NV		1,516	74,436
SPDR S&P Metals & Mining ETF		2,212	117,590
Tesla, Inc.(e)		483	100,203
Transocean Ltd.(e)		22,728	144,550
United Rentals, Inc.		218	86,276
Valero Energy Corp.		305	42,578
Walt Disney Co.(e)		922	92,320

			3,721,497

Total Common Stocks — 0.7% (Cost: $5,504,036)			5,467,178

		Par (000)

Corporate Bonds

Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(b)	USD	341	258,269
YPF SA
7.00%, 09/30/33(a)(c)		104	67,645
7.00%, 12/15/47(b)		74	46,250

			372,164

Australia — 0.2%
AusNet Services Holdings Pty. Ltd., 1.50%, 02/26/27(c)	EUR	100	99,098
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)	USD	268	257,950
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR	854	864,712

			1,221,760

Austria — 0.1%
Erste Group Bank AG, (5 year EURIBOR ICE Swap + 2.10%), 1.63%, 09/08/31(a)(c)		100	95,285
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	200	164,040
Suzano Austria GmbH
5.75%, 07/14/26(b)		200	199,775
5.00%, 01/15/30		200	190,350
3.13%, 01/15/32		248	202,120

			851,570

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Belgium(c) — 0.1%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100	$121,471
KBC Group NV
1.13%, 01/25/24	EUR	400	425,025
(1 year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)	GBP	100	106,368

			652,864

Bermuda — 0.0%
Digicel Group Holdings Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(b)(g)	USD	144	57,185

Brazil — 0.0%
BRF GmbH, 4.35%, 09/29/26(b)		306	270,603

Canada — 0.4%
Alimentation Couche-Tard, Inc., 1.88%, 05/06/26(c)	EUR	500	507,757
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)	USD	65	49,725
Garda World Security Corp., 7.75%, 02/15/28(b)		31	30,554
HR Ottawa LP, 11.00%, 03/31/31		1,942	1,883,740
Rogers Communications, Inc., 3.80%, 03/15/32(b)		402	360,775
Toronto-Dominion Bank
2.88%, 04/05/27(c)	GBP	100	112,495
4.46%, 06/08/32	USD	255	248,332

			3,193,378

Cayman Islands — 0.3%
ABRA Global Finance, 11.50%, 03/02/28		419	327,326
Agile Group Holdings Ltd., 5.75%, 01/02/25(c)		200	106,000
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(e)(h)		200	20,500
Gaci First Investment Co.(c)
5.00%, 10/13/27		555	562,631
4.75%, 02/14/30		540	543,375
IHS Holding Ltd., 5.63%, 11/29/26(b)		224	187,432
Melco Resorts Finance Ltd., 5.25%, 04/26/26(c)		200	180,000
Modern Land China Co. Ltd., (2.00% Cash or 2.00% PIK), 9.00%, 12/30/26(c)(e)(g)(h)		226	15,260
Redsun Properties Group Ltd., 9.70%, 04/16/23(c)(e)(h)		200	23,000
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		177	176,093
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		55	56,599
Transocean, Inc., 8.75%, 02/15/30(b)		58	59,160

			2,257,376

Chile — 0.0%
Kenbourne Invest SA, 6.88%, 11/26/24(b)		225	168,722

China — 0.0%
China Evergrande Group, 9.50%, 04/11/22(c)(e)(h)		200	15,000

Colombia — 0.2%
Ecopetrol SA
5.88%, 09/18/23		70	69,912
4.13%, 01/16/25		349	336,087
6.88%, 04/29/30		663	606,672
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	151,130
Oleoducto Central SA, 4.00%, 07/14/27(c)		242	208,090

			1,371,891

Denmark — 0.3%
Danske Bank A/S, (1 year EUR Swap + 1.25%), 4.13%, 01/10/31(a)(c)	EUR	1,978	2,149,817

Security		Par (000)	Value

Finland — 0.0%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(c)	EUR	100	$91,179

France — 0.9%
Air France-KLM, 7.25%, 05/31/26(c)		200	219,889
Banque Federative du Credit Mutuel SA(c)
0.75%, 06/08/26		100	98,645
3.75%, 02/01/33		600	645,915
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	100	116,834
1.88%, 12/14/27		100	105,251
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32(a)	EUR	100	92,837
BPCE SA, 0.25%, 01/15/26(c)		200	197,178
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap + 2.65%), 2.63%, 01/29/48(a)(c)		300	282,609
Credit Agricole SA(c)
1.25%, 04/14/26		100	101,327
(1 mo. EURIBOR + 1.25%), 1.00%, 04/22/26(a)		100	101,799
Electricite de France SA(c)
4.25%, 01/25/32		200	214,861
4.63%, 01/25/43		300	306,949
Engie SA, 2.13%, 03/30/32(c)		100	95,211
Faurecia SE, 3.13%, 06/15/26(c)		100	101,657
iliad SA, 5.63%, 02/15/30(c)		100	105,197
JCDecaux SE, 1.63%, 02/07/30(c)		700	604,011
Loxam SAS, 3.75%, 07/15/26(c)		100	100,458
Picard Groupe SAS, 3.88%, 07/01/26(c)		100	96,418
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)		100	98,792
Sabena Technics Sas, (3 mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $335,381), 6.58%, 09/30/29(a)(f)(i)		342	370,899
Societe Generale SA(c)
1.88%, 10/03/24	GBP	100	116,862
(1 mo. EURIBOR + 1.80%), 4.25%, 12/06/30(a)	EUR	1,100	1,151,566
TotalEnergies Capital International SA(c)
0.25%, 07/12/23		100	107,545
1.66%, 07/22/26	GBP	100	112,549
TotalEnergies SE, Series ., (5 year EUR Swap + 1.90%), 2.00%(a)(c)(j)	EUR	1,400	1,314,071
Veolia Environnement SA, (5 year EURIBOR ICE Swap + 2.15%), 1.63%(a)(c)(j)		100	94,352

			6,953,682

Germany — 0.9%
Bayer AG, (5 year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(c)		100	100,308
Commerzbank AG(a)(c)
(1 mo. EURIBOR + 1.30%), 0.75%, 03/24/26		100	99,704
(5 year EUR Swap + 6.36%), 6.13%(j)		200	184,656
Covestro AG, 0.88%, 02/03/26(c)		60	60,823
Deutsche Bank AG(c)
1.13%, 03/17/25		600	602,785
(1 mo. EURIBOR + 1.93%), 3.25%, 05/24/28(a)		500	490,178
(1 mo. EURIBOR + 2.50%), 5.38%, 01/11/29(a)		700	739,720
(5 year EURIBOR ICE Swap + 3.30%), 4.00%, 06/24/32(a)		100	93,808
E.ON SE, 0.38%, 09/29/27(c)		75	71,641
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(c)		28	26,865
Fresenius SE and Co. KGaA, 5.00%, 11/28/29(c)		400	442,585
Gruenenthal GmbH, 3.63%, 11/15/26(c)		200	204,428

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
HeidelbergCement AG, 3.75%, 05/31/32(c)	EUR	1,000	$1,014,636
LEG Immobilien SE, 0.88%, 11/28/27(c)		100	91,041
Merck Financial Services GmbH(c)
0.01%, 12/15/23		200	211,921
0.13%, 07/16/25		100	100,858
Merck KGaA, (5 year EURIBOR ICE Swap + 1.95%), 1.63%, 06/25/79(a)(c)		200	204,979
ProGroup AG, 3.00%, 03/31/26(c)		100	100,859
Project Champion, (6 mo. EURIBOR + 9.50%), 10.25%, 03/31/31(f)(k)		300	315,589
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(c)		100	106,000
RWE AG, 2.50%, 08/24/25(c)		35	37,159
Schaeffler AG, 1.88%, 03/26/24(c)		10	10,642
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(c)		100	100,986
Vantage Towers AG, 0.75%, 03/31/30(c)		700	754,420
Volkswagen Leasing GmbH, 0.38%, 07/20/26(c)		225	217,886
Vonovia SE, 0.38%, 06/16/27(c)		200	176,634
ZF Finance GmbH, 5.75%, 08/03/26(c)		100	108,717

			6,669,828

Hong Kong — 0.0%
Yango Justice International Ltd., 7.50%, 04/15/24(c)(e)(h) .	USD	200	4,000

India — 0.0%
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		200	191,915

Ireland(c) — 0.4%
Fresenius Finance Ireland PLC, 0.88%, 10/01/31	EUR	486	387,919
Glencore Capital Finance DAC, 0.75%, 03/01/29		2,737	2,398,165

			2,786,084

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	204	177,136

Italy — 0.2%
Azzurra Aeroporti SpA(c)
2.13%, 05/30/24	EUR	100	105,395
2.63%, 05/30/27		100	95,600
Banco BPM SpA, (5 year EUR Swap + 3.80%), 3.25%, 01/14/31(a)(c)		100	95,149
Castor SpA, (1 mo. EURIBOR + 5.25%), 8.21%, 02/15/29(a)(c)		100	103,378
Enel Finance International NV, 0.00%, 06/17/24(c)		300	311,868
Intesa Sanpaolo SpA, 0.75%, 12/04/24(c)		100	103,002
Lottomatica SpA/Roma, 5.13%, 07/15/25(c)		100	106,823
Nexi SpA, 0.00%, 02/24/28(c)(d)(l)		100	80,123
Snam SpA, 0.00%, 08/15/25(c)		290	289,233
Telecom Italia SpA, 1.63%, 01/18/29(c)		146	123,892
UniCredit SpA(a)
(1 mo. EURIBOR + 1.60%), 4.45%, 02/16/29(c)		150	156,450
(5 year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)	USD	200	184,520

			1,755,433

Japan — 0.5%
Asahi Group Holdings Ltd.(c)
0.01%, 04/19/24	EUR	930	969,890
0.16%, 10/23/24		200	205,133
East Japan Railway Co., 2.61%, 09/08/25(c)		200	212,882
Nissan Motor Co. Ltd.(c)
2.65%, 03/17/26		100	101,875
3.20%, 09/17/28		1,075	1,045,616
Nomura Holdings, Inc., 5.10%, 07/03/25	USD	200	196,776

Security		Par (000)	Value

Japan (continued)
SoftBank Group Corp., 2.13%, 07/06/24(c)	EUR	200	$204,971
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	400	404,310
2.05%, 03/31/30		600	506,636

			3,848,089

Jersey(c) — 0.1%
Avis Budget Finance PLC, 4.50%, 05/15/25	EUR	100	106,475
CPUK Finance Ltd., 4.50%, 08/28/27	GBP	100	103,817
Galaxy Bidco Ltd., 6.50%, 07/31/26		100	110,407

			320,699

Lithuania — 0.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	302	291,052

Luxembourg — 0.2%
Altice Financing SA, 2.25%, 01/15/25(c)	EUR	200	203,885
Atento Luxco 1 SA, 8.00%, 02/10/26(c)	USD	53	15,370
CSN Resources SA, 5.88%, 04/08/32(b)		200	163,125
Cullinan Holdco Scsp, (1 mo. EURIBOR + 4.75%), 7.08%, 10/15/26(a)(c)	EUR	100	103,359
EIG Pearl Holdings SARL, 4.39%, 11/30/46(b)	USD	632	497,424
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		310	241,155
Simpar Europe SA, 5.20%, 01/26/31(b)		306	222,041
Stena International SA, 7.25%, 02/15/28(c)	EUR	100	108,764

			1,555,123

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	USD	200	198,100

Mauritius — 0.0%
HTA Group Ltd., 7.00%, 12/18/25(b)		205	194,622

Mexico — 0.4%
Axtel SAB de CV, 6.38%, 11/14/24(b)		239	211,784
Banco Mercantil del Norte SA, (10 year CMT + 5.03%), 6.63%(a)(b)(j)		200	161,000
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		205	152,725
Grupo Posadas SAB de CV, (4.00% Cash or 6.00% PIK), 5.00%, 12/30/27(a)(c)		124	98,952
Grupo Televisa SAB, 6.63%, 01/15/40		151	160,041
Mexico City Airport Trust, 4.25%, 10/31/26(c)		200	190,875
Petroleos Mexicanos
4.88%, 01/18/24		175	172,462
6.88%, 10/16/25		140	138,058
6.88%, 08/04/26		105	99,215
6.50%, 03/13/27		360	325,296
8.75%, 06/02/29		888	820,867
6.70%, 02/16/32		150	118,920
5.50%, 06/27/44		99	58,707
6.75%, 09/21/47		135	87,244
6.35%, 02/12/48		254	157,162
Series 13-2, 7.19%, 09/12/24	MXN	4,344	222,438

			3,175,746

MultiNational — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(c)	EUR	100	89,146
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)		100	89,320

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

MultiNational (continued)
Digicel International Finance Ltd./Digicel international Holdings Ltd.(b)
8.75%, 05/25/24	USD	93	$84,133
8.00%, 12/31/26		37	7,432
(6.00% Cash + 7.00% PIK), 13.00%, 12/31/25(g)		56	35,469
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29		1,134	1,078,717
5.00%, 01/15/33		545	530,844
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(b)		213	168,177
3.75%, 10/16/29(c)		200	157,912

			2,241,150

Netherlands — 1.4%
ABN AMRO Bank NV, 0.88%, 01/15/24(c)	EUR	100	106,196
Allianz Finance II BV, 0.00%, 01/14/25(c)		100	102,374
Cooperatieve Rabobank UA(c)
1.38%, 02/03/27		100	100,265
(1 year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)	GBP	100	107,099
Digital Dutch Finco BV, 0.63%, 07/15/25(c)	EUR	200	197,041
EnBW International Finance BV, 3.63%, 11/22/26(c)		200	218,425
IMCD NV, 2.13%, 03/31/27(c)		613	595,621
ING Groep NV(c)
1.00%, 09/20/23		200	214,466
3.00%, 02/18/26	GBP	100	115,549
(1 mo. EURIBOR + 0.60%), 0.10%, 09/03/25(a)	EUR	200	204,549
IPD 3 BV, 5.50%, 12/01/25(c)		100	106,225
Louis Dreyfus Co. Finance BV, 2.38%, 11/27/25(c)		200	206,019
Mondelez International Holdings Netherlands BV, 1.25%, 09/09/41(c)		120	82,834
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	USD	1,797	1,610,337
OCI NV, 3.63%, 10/15/25(c)	EUR	90	95,165
Q-Park Holding I BV, (3 mo. EURIBOR + 2.00%), 4.72%, 03/01/26(a)(c)		100	106,281
Siemens Financieringsmaatschappij NV, 0.00%, 02/20/26(c)		100	98,971
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(g)		113	94,401
Telefonica Europe BV, (6 year EUR Swap + 4.11%), 4.38%(a)(c)(j)		600	633,808
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	109,498
Upjohn Finance BV, 1.02%, 06/23/24(c)		390	407,703
Viterra Finance BV, 0.38%, 09/24/25(c)		1,345	1,315,168
Volkswagen Financial Services NV(c)
1.63%, 02/10/24	GBP	200	239,074
1.88%, 12/03/24		100	116,267
4.25%, 10/09/25		100	119,782
Wintershall Dea Finance BV(c)
0.84%, 09/25/25	EUR	200	199,667
1.33%, 09/25/28		2,600	2,349,929
Wolters Kluwer NV, 3.00%, 09/23/26(c)		240	256,979

			10,109,693

New Zealand — 0.1%
Chorus Ltd., 3.63%, 09/07/29		524	554,056

Norway — 0.0%
Aker BP ASA, 1.13%, 05/12/29(c)		121	108,649

Security		Par (000)	Value

Panama — 0.0%
Carnival Corp., 7.63%, 03/01/26(c)	EUR	100	$96,520

Peru — 0.0%
InRetail Consumer, 3.25%, 03/22/28(b)	USD	201	171,564

Portugal — 0.0%
EDP - Energias de Portugal SA, (5 year EUR Swap + 1.84%), 1.70%, 07/20/80(a)(c)	EUR	100	97,726

Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	USD	322	296,240

Singapore — 0.1%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		202	177,593
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		165	146,169
Puma International Financing SA, 5.13%, 10/06/24(b)		251	234,685
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(c)(j)		200	194,538

			752,985

Spain(c) — 0.4%
Amadeus IT Group SA, 2.88%, 05/20/27	EUR	200	209,786
Banco de Sabadell SA
0.88%, 07/22/25		100	100,437
(5 year EUR Swap + 2.20%), 2.00%, 01/17/30(a)		100	92,703
Banco Santander SA
0.20%, 02/11/28		1,300	1,183,992
(1 year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	200	229,102
Cellnex Finance Co. SA, 1.00%, 09/15/27	EUR	100	92,493
Cellnex Telecom SA, 1.00%, 04/20/27		100	94,923
Food Service Project SA, 5.50%, 01/21/27		100	98,478
International Consolidated Airlines Group SA, 2.75%, 03/25/25		100	103,474
Lorca Telecom Bondco SA, 4.00%, 09/18/27		100	99,389
Telefonica Emisiones SA
5.38%, 02/02/26	GBP	200	247,532
1.45%, 01/22/27	EUR	100	100,658

			2,652,967

Sweden — 0.0%
Swedbank AB, (1 year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	100	106,015

Switzerland — 0.2%
Credit Suisse AG/London, 0.25%, 09/01/28(c)	EUR	425	360,698
UBS Group AG(a)
(1 year CMT + 0.83%), 1.01%, 07/30/24(b)	USD	675	661,578
(5 year EURIBOR ICE Swap + 0.55%), 0.25%, 01/29/26(c)	EUR	305	304,211

			1,326,487

Thailand — 0.0%
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34(a)(c)	USD	200	169,454

United Arab Emirates — 0.0%
Emirates NBD Bank PJSC, (6 year CMT + 3.66%), 6.13%(a)(c)(j)		280	272,265

United Kingdom — 1.2%
Anglo American Capital PLC
1.63%, 03/11/26(c)	EUR	100	101,421
4.00%, 09/11/27(b)	USD	500	474,846
4.75%, 09/21/32(c)	EUR	1,244	1,355,367

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)	USD	389	$318,567
Barclays PLC
3.00%, 05/08/26(c)	GBP	100	113,409
3.25%, 02/12/27(c)		100	112,054
(1 year CMT + 1.30%), 2.89%, 11/24/32(a)	USD	400	320,736
(1 year CMT + 3.00%), 5.75%, 08/09/33(a)		200	195,929
(1 year CMT + 3.50%), 7.44%, 11/02/33(a)		400	442,123
(1 year EUR Swap + 2.55%), 5.26%, 01/29/34(a)(c)	EUR	400	440,576
(1 year UK Government Bond + 1.75%), 1.70%, 11/03/26(a)(c)	GBP	200	221,993
BAT International Finance PLC, 2.75%, 03/25/25(c)	EUR	100	106,270
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(c)	GBP	200	208,268
BG Energy Capital PLC, 5.13%, 12/01/25(c)		200	248,568
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	100	99,638
Heathrow Finance PLC, 3.88%, 03/01/27(c)(m)	GBP	100	107,231
HSBC Holdings PLC, (3 mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(a)		100	107,963
Informa PLC, 3.13%, 07/05/26(c)		100	114,433
ITV PLC, 1.38%, 09/26/26(c)	EUR	486	478,700
Jerrold Finco PLC, 4.88%, 01/15/26(c)	GBP	100	106,059
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	264	176,880
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)	GBP	200	234,439
Marks and Spencer PLC, 6.00%, 06/12/25(c)		100	121,741
NatWest Group PLC(a)(c)
(1 mo. EURIBOR + 1.91%), 4.07%, 09/06/28	EUR	800	851,631
(1 year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	114,804
(1 year GBP Swap + 2.01%), 3.13%, 03/28/27		100	113,731
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(c)		100	115,342
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	116,438
SCC Power PLC(b)(g)
(4.00% PIK), 4.00%, 05/17/32	USD	224	15,896
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		423	150,284
Standard Chartered PLC, (1 year EUR Swap + 0.85%), 0.80%, 11/17/29(a)(c)	EUR	1,400	1,236,503
Vedanta Resources Ltd., 6.13%, 08/09/24(b)	USD	338	201,532
Virgin Media Secured Finance PLC, 5.00%, 04/15/27(c) .	GBP	100	115,342

			9,238,714

United States — 19.0%
AbbVie, Inc.
4.25%, 11/14/28	USD	1,479	1,470,052
3.20%, 11/21/29		287	266,342
AES Corp., 2.45%, 01/15/31		400	325,653
Affinity Interactive, 6.88%, 12/15/27(b)		22	19,624
Allegiant Travel Co., 7.25%, 08/15/27(b)		88	87,604
Altria Group, Inc., 2.20%, 06/15/27	EUR	100	99,631
Amazon.com, Inc.
4.60%, 12/01/25	USD	1,800	1,814,684
4.10%, 04/13/62		181	159,137
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29		9	7,959
Series 2016-1, Class B, 5.25%, 07/15/25		5	4,533
Series 2016-2, Class B, 4.38%, 12/15/25(b)		46	44,602
Series 2017-1, Class B, 4.95%, 08/15/26		12	11,321
Series 2019-1, Class AA, 3.15%, 08/15/33		71	62,245
Series 2019-1, Class B, 3.85%, 08/15/29		68	60,789

Security		Par (000)	Value

United States (continued)
American Express Co., (1 day SOFR + 1.76%), 4.42%, 08/03/33(a)	USD	133	$127,155
American Tower Corp.
1.95%, 05/22/26	EUR	200	203,788
1.88%, 10/15/30	USD	162	128,485
2.70%, 04/15/31		117	98,121
4.05%, 03/15/32		616	563,552
Amgen, Inc.
5.25%, 03/02/25		2,210	2,234,302
5.50%, 12/07/26(c)	GBP	100	124,844
1.65%, 08/15/28	USD	1,100	955,186
3.00%, 02/22/29		661	607,914
4.05%, 08/18/29		312	301,026
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30		1,003	945,650
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31		572	479,929
Apple, Inc.
1.65%, 02/08/31(n)		899	752,230
3.35%, 08/08/32		776	731,672
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		200	172,112
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	197,000
2.13%, 08/15/26(c)	EUR	100	94,760
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29	USD	50	40,500
4.63%, 04/01/30		130	107,038
Astrazeneca Finance LLC, 2.25%, 05/28/31		146	125,611
AT&T, Inc.
1.70%, 03/25/26		451	414,920
2.90%, 12/04/26	GBP	200	228,681
5.50%, 03/15/27(c)		100	124,116
4.30%, 02/15/30	USD	325	315,809
2.55%, 12/01/33		1,385	1,114,025
3.65%, 06/01/51		698	528,689
Bank of America Corp.
2.38%, 06/19/24(c)	EUR	100	106,774
(1 day SOFR + 1.22%), 2.30%, 07/21/32(a)	USD	1,455	1,172,581
(1 day SOFR + 1.32%), 2.69%, 04/22/32(a)		1,147	957,199
(1 day SOFR + 1.33%), 2.97%, 02/04/33(a)		81	68,205
(1 day SOFR + 1.37%), 1.92%, 10/24/31(a)		1,613	1,286,504
(1 day SOFR + 1.58%), 4.38%, 04/27/28(a)		300	290,093
(1 day SOFR + 1.83%), 4.57%, 04/27/33(a)		1,374	1,307,911
(1 day SOFR + 2.16%), 5.02%, 07/22/33(a)		1,126	1,113,532
(1 mo. EURIBOR + 0.94%), 0.65%, 10/26/31(a)(c)	EUR	1,502	1,262,689
(1 mo. EURIBOR + 1.00%), 3.89%, 09/22/26(a)(c)		200	215,732
(1 mo. EURIBOR + 1.20%), 1.78%, 05/04/27(a)(c)		200	201,787
(1 mo. EURIBOR + 1.20%), 2.82%, 04/27/33(a)(c)		674	651,169
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)	USD	142	134,191
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(a)		1,149	959,209
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)		45	36,995
Becton Dickinson and Co., 1.40%, 05/24/23	EUR	495	535,299
Becton Dickinson Euro Finance SARL, 0.63%, 06/04/23		200	215,886
Belden, Inc., 3.88%, 03/15/28(c)		100	100,036
Booking Holdings, Inc., 4.00%, 11/15/26		100	110,130
Boxer Parent Co., Inc., 6.50%, 10/02/25(c)		200	214,345
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	USD	813	801,077

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Broadcom, Inc.
4.15%, 11/15/30	USD	1,823	$1,690,670
2.45%, 02/15/31(b)		328	268,540
4.15%, 04/15/32(b)		567	516,642
4.30%, 11/15/32		471	433,952
2.60%, 02/15/33(b)		258	202,318
3.42%, 04/15/33(b)		241	201,647
3.47%, 04/15/34(b)		947	777,754
Burlington Northern Santa Fe LLC, 4.45%, 01/15/53		665	621,156
California Resources Corp., 7.13%, 02/01/26(b)		50	50,617
Cameron LNG LLC(b)
2.90%, 07/15/31		1,108	985,458
3.30%, 01/15/35		831	715,049
Capital One Financial Corp., (1 day SOFR + 2.37%), 5.27%, 05/10/33(a)		154	144,960
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		119	114,935
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24		1,185	1,173,133
4.91%, 07/23/25		1,868	1,849,358
4.40%, 04/01/33		190	168,608
3.90%, 06/01/52		1,272	840,825
4.40%, 12/01/61		300	204,983
Chemours Co., 4.00%, 05/15/26	EUR	200	199,172
Citigroup, Inc.
1.75%, 10/23/26	GBP	200	218,528
(1 day SOFR + 1.15%), 2.67%, 01/29/31(a)	USD	297	253,492
(1 day SOFR + 1.28%), 3.07%, 02/24/28(a)		557	517,849
(1 day SOFR + 1.42%), 2.98%, 11/05/30(a)		445	389,630
(1 day SOFR + 1.94%), 3.79%, 03/17/33(a)		1,553	1,391,965
(1 day SOFR + 2.09%), 4.91%, 05/24/33(a)		135	132,507
(1 day SOFR + 2.11%), 2.57%, 06/03/31(a)		100	84,371
(1 day SOFR + 2.34%), 6.27%, 11/17/33(a)		616	666,207
(1 day SOFR + 3.91%), 4.41%, 03/31/31(a)		164	155,746
(3 mo. Term SOFR + 1.41%), 3.52%, 10/27/28(a)		143	133,671
(3 mo. Term SOFR + 1.60%), 3.98%, 03/20/30(a)		458	426,829
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)		457	404,264
Comcast Corp.
2.65%, 02/01/30		1,250	1,113,539
3.40%, 04/01/30		133	124,346
4.25%, 10/15/30		570	558,616
5.50%, 11/15/32		830	885,095
4.25%, 01/15/33		294	286,358
2.99%, 11/01/63		14	9,077
Coty, Inc., 3.88%, 04/15/26(c)	EUR	200	208,224
Covanta Holding Corp., 4.88%, 12/01/29(b)	USD	137	121,894
Crown Castle, Inc.
5.00%, 01/11/28		250	251,979
4.30%, 02/15/29		138	133,077
3.30%, 07/01/30		1,004	905,359
CSC Holdings LLC, 5.25%, 06/01/24		45	43,425
CSX Corp., 4.10%, 11/15/32		403	388,080
CVS Health Corp.
5.00%, 02/20/26		1,416	1,431,902
1.75%, 08/21/30		161	130,884
Dana, Inc., 4.25%, 09/01/30		38	30,457
Dell International LLC/EMC Corp., 5.30%, 10/01/29		130	130,980
DraftKings Holdings, Inc., 0.00%, 03/15/28(d)(l)		174	120,408
Duke Energy Corp., 3.85%, 06/15/34	EUR	400	405,035
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)	USD	324	314,386

Security		Par (000)	Value

United States (continued)
Edison International, 4.13%, 03/15/28	USD	495	$469,890
Elevance Health, Inc., 5.35%, 10/15/25		1,800	1,815,784
Encore Capital Group, Inc., 4.88%, 10/15/25(c)	EUR	100	98,517
Entergy Louisiana LLC, 2.35%, 06/15/32	USD	1,157	950,175
Equinix, Inc.
3.20%, 11/18/29		147	131,220
2.15%, 07/15/30		269	219,949
2.50%, 05/15/31		402	331,014
3.90%, 04/15/32		468	425,450
Exelon Corp., Series WI, 2.75%, 03/15/27		4,163	3,893,014
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	271,252
Fidelity National Information Services, Inc.
0.75%, 05/21/23	EUR	230	248,550
1.10%, 07/15/24		110	115,335
Fiserv, Inc., 5.60%, 03/02/33	USD	60	62,228
Florida Power & Light Co., 2.88%, 12/04/51		1,309	918,576
Ford Motor Co.
3.25%, 02/12/32		55	43,228
6.10%, 08/19/32		301	291,686
Ford Motor Credit Co. LLC
4.54%, 03/06/25	GBP	100	118,237
6.86%, 06/05/26		108	132,676
Freed Corp., 10.00%, 12/07/23(f)	USD	612	598,667
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		191	183,838
8.25%, 04/15/25		116	107,155
FreeWire Technologies, Inc., (3 mo. SOFRTE CME + 9.00%), 14.91%, 03/31/25(f)		323	309,012
Full House Resorts, Inc., 8.25%, 02/15/28(b)		67	60,970
Gen Digital, Inc., 6.75%, 09/30/27(b)		184	184,957
General Motors Co., 5.40%, 10/15/29		606	600,478
General Motors Financial Co., Inc.
0.85%, 02/26/26(c)	EUR	200	197,047
2.70%, 08/20/27	USD	151	135,182
Global Payments, Inc.
1.20%, 03/01/26		3,182	2,830,148
2.15%, 01/15/27		247	218,745
4.95%, 08/15/27		304	300,314
4.45%, 06/01/28		2,488	2,361,433
4.88%, 03/17/31	EUR	164	177,668
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	100	132,995
4.00%, 09/21/29(c)	EUR	2,297	2,452,361
3.80%, 03/15/30	USD	2,219	2,066,267
(1 day SOFR + 0.49%), 0.93%, 10/21/24(a)		288	280,224
(1 day SOFR + 0.73%), 1.76%, 01/24/25(a)		1,007	974,595
(1 day SOFR + 0.80%), 1.43%, 03/09/27(a)		157	140,484
(1 day SOFR + 1.09%), 1.99%, 01/27/32(a)		325	259,618
(1 day SOFR + 1.25%), 2.38%, 07/21/32(a)		206	167,248
(1 day SOFR + 1.26%), 2.65%, 10/21/32(a)		989	817,163
(1 day SOFR + 1.28%), 2.62%, 04/22/32(a)		779	648,899
(1 day SOFR + 1.41%), 3.10%, 02/24/33(a)		1,086	932,624
(1 day SOFR + 1.85%), 3.62%, 03/15/28(a)		371	350,952
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)		175	169,772
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)		770	737,887
GXO Logistics, Inc., 2.65%, 07/15/31		208	161,791
HCA, Inc.
5.38%, 02/01/25		210	210,088
3.50%, 09/01/30		111	98,867
3.63%, 03/15/32(b)		192	169,254
Home Depot, Inc., 2.95%, 06/15/29		230	212,515

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
HP, Inc., 4.20%, 04/15/32	USD	217	$195,603
Intel Corp.
4.88%, 02/10/28		335	340,386
5.20%, 02/10/33		390	397,212
5.05%, 08/05/62		148	136,828
JPMorgan Chase & Co.
0.63%, 01/25/24(c)	EUR	465	491,866
(1 day SOFR + 1.02%), 2.07%, 06/01/29(a)	USD	58	50,326
(1 day SOFR + 1.07%), 1.95%, 02/04/32(a)		1,137	914,717
(1 day SOFR + 1.16%), 2.30%, 10/15/25(a)		178	170,209
(1 day SOFR + 1.18%), 2.55%, 11/08/32(a)		450	373,093
(1 day SOFR + 1.26%), 2.96%, 01/25/33(a)		380	324,919
(1 day SOFR + 1.56%), 4.32%, 04/26/28(a)		549	535,532
(1 day SOFR + 1.75%), 4.57%, 06/14/30(a)		1,476	1,436,799
(1 day SOFR + 1.80%), 4.59%, 04/26/33(a)		1,007	975,103
(1 day SOFR + 1.89%), 2.18%, 06/01/28(a)		153	137,051
(1 day SOFR + 2.08%), 4.91%, 07/25/33(a)		1,181	1,173,849
(3 mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(a)(c)	GBP	200	225,145
Kinetik Holdings LP, 5.88%, 06/15/30(b)	USD	25	24,063
KLA Corp., 5.25%, 07/15/62		250	253,079
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	100	119,009
Lessen, Inc., 9.31%, 01/04/28(a)(f)	USD	738	708,453
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		59	35,474
4.25%, 07/01/28		39	22,004
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	99,232
Lowe’s Cos., Inc., 2.63%, 04/01/31	USD	150	128,205
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51		68	46,188
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		631	631,000
McDonald’s Corp., 1.00%, 11/15/23(c)	EUR	100	106,897
MCM Trust, 1.00%, 01/01/59(a)(f)	USD	758	727,122
Medline Borrower LP, 3.88%, 04/01/29(b)		508	440,690
Medtronic Global Holdings SCA, 1.13%, 03/07/27	EUR	290	288,686
MGM Resorts International, 5.50%, 04/15/27	USD	22	21,343
Microsoft Corp., 2.92%, 03/17/52		127	96,542
Moody’s Corp.
3.75%, 02/25/52		131	104,697
3.10%, 11/29/61		169	111,916
Morgan Stanley(a)
(1 day SOFR + 1.00%), 2.48%, 01/21/28		1,200	1,096,043
(1 day SOFR + 1.14%), 2.70%, 01/22/31		140	120,569
(1 day SOFR + 1.20%), 2.51%, 10/20/32		460	376,817
(1 day SOFR + 1.29%), 2.94%, 01/21/33		731	619,275
(1 day SOFR + 1.61%), 4.21%, 04/20/28		585	567,716
(1 day SOFR + 2.08%), 4.89%, 07/20/33		1,839	1,807,587
(1 day SOFR + 2.56%), 6.34%, 10/18/33		769	839,894
(1 mo. EURIBOR + 0.72%), 0.50%, 02/07/31	EUR	2,335	1,989,507
(1 mo. EURIBOR + 1.30%), 4.66%, 03/02/29		810	893,557
Motorola Solutions, Inc., 2.75%, 05/24/31	USD	221	182,502
MPLX LP
4.00%, 03/15/28		176	168,395
5.00%, 03/01/33		155	151,678
5.65%, 03/01/53		65	62,509
National Grid North America, Inc., 0.41%, 01/20/26(c)	EUR	100	99,054
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	34	30,855
5.50%, 08/15/28		154	132,055
5.13%, 12/15/30		135	103,737
5.75%, 11/15/31		64	49,642

Security		Par (000)	Value

United States (continued)
New York Life Global Funding, 4.35%, 09/16/25(c)	GBP	150	$182,345
Newmont Corp., 2.60%, 07/15/32	USD	154	128,896
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28		1,200	1,207,936
1.90%, 06/15/28		648	569,011
2.25%, 06/01/30		110	92,981
Nine Energy Service, Inc., 13.00%, 02/01/28		155	146,475
Norfolk Southern Corp.
2.55%, 11/01/29		300	263,696
3.00%, 03/15/32		122	107,227
NRG Energy, Inc.(b)
3.75%, 06/15/24		20	19,399
2.45%, 12/02/27		105	89,833
4.45%, 06/15/29		40	36,268
NVIDIA Corp., 2.00%, 06/15/31		247	207,810
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28(c)	EUR	100	87,743
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	USD	2,144	2,075,474
4.15%, 06/01/32		663	639,826
4.55%, 09/15/32		501	498,490
ONE Gas, Inc., 2.00%, 05/15/30		35	29,722
Oracle Corp.
3.40%, 07/08/24		1,004	983,575
2.50%, 04/01/25		517	495,039
3.13%, 07/10/25	EUR	200	215,470
2.30%, 03/25/28	USD	200	178,985
6.15%, 11/09/29		807	859,558
2.95%, 04/01/30		1,043	920,921
2.88%, 03/25/31		2,806	2,401,100
6.25%, 11/09/32		748	804,513
5.55%, 02/06/53		50	47,602
4.10%, 03/25/61		49	36,041
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(c)	EUR	100	95,300
Otis Worldwide Corp., 2.57%, 02/15/30	USD	192	168,369
Paramount Global, 4.20%, 05/19/32		196	168,122
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		222	190,987
PECO Energy Co., 2.85%, 09/15/51		343	234,293
Permian Resources Operating LLC(b)
5.38%, 01/15/26		25	23,696
7.75%, 02/15/26		35	35,088
5.88%, 07/01/29		62	58,707
Philip Morris International, Inc.
0.13%, 08/03/26	EUR	260	252,005
1.45%, 08/01/39		125	78,453
Public Service Electric and Gas Co.
3.70%, 05/01/28	USD	1,500	1,445,146
3.10%, 03/15/32		232	207,276
QUALCOMM, Inc.
2.15%, 05/20/30		552	483,616
4.50%, 05/20/52		309	287,980
Raytheon Technologies Corp., 2.15%, 05/18/30	EUR	500	475,129
Republic Services, Inc., 2.38%, 03/15/33	USD	205	169,224
S&P Global, Inc.
2.30%, 08/15/60		121	70,006
3.90%, 03/01/62		19	15,768
Salesforce, Inc., 1.95%, 07/15/31		226	189,253
Sasol Financing USA LLC
5.88%, 03/27/24		278	274,664
4.38%, 09/18/26		400	361,575

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Service Properties Trust
4.35%, 10/01/24	USD	120	$114,781
4.50%, 03/15/25		46	42,268
7.50%, 09/15/25		32	31,576
Silgan Holdings, Inc., 2.25%, 06/01/28	EUR	100	91,423
Sitio Royalties Corp., (3 mo. SOFR + 6.50%, 1.50% Floor), 11.40%, 09/21/26(a)(f)	USD	983	966,879
Sonder Secured Notes, (13.50% PIK), 13.50%, 01/19/27(a)(f)(g)		812	730,849
Southern California Edison Co., 5.95%, 11/01/32		2,326	2,519,632
Southern Co., (5 year EUR Swap + 2.11%), 1.88%, 09/15/81(a)	EUR	900	768,883
Southern Power Co., 1.85%, 06/20/26		200	204,461
Stem, Inc., 0.50%, 12/01/28(b)(d)	USD	27	15,254
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		167	151,030
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		392	343,415
TEGNA, Inc.
4.63%, 03/15/28		142	123,895
5.00%, 09/15/29		94	81,245
Tenet Healthcare Corp., 4.38%, 01/15/30		210	188,475
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 9.66%, 09/30/24(a)(b)		1,000	970,098
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28		247	217,022
T-Mobile USA, Inc.
3.38%, 04/15/29		343	312,709
3.88%, 04/15/30(n)		218	204,552
5.05%, 07/15/33		485	487,401
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48		9	7,901
Union Pacific Corp.
5.15%, 01/20/63		468	470,799
3.85%, 02/14/72		121	95,208
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		3	3,184
Series 2015-1, Class AA, 3.45%, 06/01/29		1	623
Series 2019-1, Class AA, 2.70%, 11/01/33		67	56,618
Series 2019-2, Class B, 3.50%, 11/01/29		46	41,363
Series AA, Class AA, 2.88%, 04/07/30		6	5,240
UnitedHealth Group, Inc.
5.25%, 02/15/28		1,700	1,767,707
2.88%, 08/15/29		320	293,244
5.30%, 02/15/30		353	372,001
6.05%, 02/15/63		156	177,612
Verizon Communications, Inc.
1.45%, 03/20/26		2,508	2,307,415
1.13%, 11/03/28	GBP	100	100,551
1.50%, 09/18/30	USD	3,316	2,684,899
1.75%, 01/20/31		466	375,871
2.55%, 03/21/31		878	747,960
2.36%, 03/15/32		228	187,051
4.50%, 08/10/33		187	180,690
VICI Properties LP
5.13%, 05/15/32		250	235,535
5.63%, 05/15/52		91	81,943
VMware, Inc., 2.20%, 08/15/31		323	255,722
Walt Disney Co.
2.00%, 09/01/29		384	333,285
3.80%, 03/22/30		201	193,784
Wells Fargo & Co.
0.50%, 04/26/24(c)	EUR	145	151,907

Security		Par (000)	Value

United States (continued)
Wells Fargo & Co. (continued)
2.00%, 04/27/26(c)	EUR	135	$138,366
(1 day SOFR + 2.10%), 4.90%, 07/25/33(a)	USD	457	446,088
Williams Cos., Inc.
2.60%, 03/15/31		1,138	957,056
4.65%, 08/15/32		716	690,120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25		148	145,225
5.25%, 05/15/27		22	20,790
XHR LP, 4.88%, 06/01/29(b)		34	28,835

			143,072,255

Total Corporate Bonds — 28.1% (Cost: $219,440,141)			212,061,758

Floating Rate Loan Interests(a)

Canada — 0.0%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFRTE at 1.00% Floor + 6.00%), 11.02%, 12/22/26		72	69,741

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 05/21/23(e)(f)(h)		59	4,462

United States — 0.7%
American Auto Auction Group LLC, 2021 Term Loan B, (3 mo. SOFRTE at 0.75% Floor + 5.00%), 10.05%, 12/30/27		123	105,561
American Rock Salt Co. LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 06/09/28		52	50,306
Apex Tool Group LLC, 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.25%), 10.09%, 02/08/29		281	245,893
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 11/24/27		108	105,460
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28		320	304,813
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.91%, 05/17/28(f)		48	44,031
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 09/29/28		111	106,563
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.25%), 10.09%, 12/21/28		136	120,541
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27		198	190,359
DS Parent, Inc., Term Loan, (3 mo. LIBOR US at 0.75% Floor + 5.75%), 10.79%, 12/10/28		208	200,493
EIS Buyer, Inc., Revolver, 07/10/28(f)(k)(o)		53	52,247
EIS Group, Inc., Term Loan, (3 mo. SOFR CME + 7.00%), 11.85%, 05/01/28(f)		532	522,469
Emerald Electronics Manufacturing Services, Term Loan, (1 mo. SOFRTE at 1.00% Floor + 6.25%), 11.16%, 12/29/27		159	150,347
Flexsys Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 5.25%), 10.17%, 11/01/28		101	91,196

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)		Value

United States (continued)
Green Plains Operating Co. LLC, Term Loan, (3 mo. LIBOR US + 8.00%), 10.51%, 07/20/26(f)	USD	540		$536,652
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR US at -4.50% Floor + 5.50%), 10.35%, 09/27/28(f)		99		85,913
Jack Ohio Finance LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.75%), 9.59%, 10/04/28		80		76,555
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR US at 0.75% Floor + 3.75%), 8.96%, 12/17/27		—	(p)	29
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28		61		59,306
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 7.50%), 12.45%, 09/03/26		123		82,449
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 7.00%), 11.99%, 11/01/29		74		66,970
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28		511		497,512
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		20		14,917
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.25%), 11.10%, 10/13/28(f)		265		257,360
Profrac Services LLC, 2022 Term Loan, (3 mo. SOFRTE at 1.00% Floor + 7.25%), 12.41%, 03/04/25		220		217,804
Talen Energy Supply LLC, 2022 DIP Term Loan, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.52%, 11/10/23		282		281,788
Vaca Morada Partners LP, Revolver, (3 mo. LIBOR US + 2.75%), 7.12%, 03/25/24(f)		612		610,405
Vaco Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 5.00%), 10.05%, 01/21/29		160		156,776

				5,234,715

Floating Rate Loan Interests — 0.7% (Cost: $5,555,126)				5,308,918

Foreign Agency Obligations

Angola — 0.0%
Angolan Government International Bond, 8.75%, 04/14/32(b)		271		228,656

Australia(c) — 0.1%
Australia Government Bond
3.75%, 04/21/37		80		54,696
Series 136, 4.75%, 04/21/27		220		156,869
Series 137, 2.75%, 04/21/24		130		86,545
Series 149, 2.25%, 05/21/28		90		57,888

				355,998

Austria(b)(c) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28		556		548,817
1.50%, 02/20/47		222		178,473

				727,290

Security	Par (000)	Value

Belgium(b)(c) — 0.2%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47	351	$272,598
Series 85, 0.80%, 06/22/28	855	845,130

		1,117,728

Brazil — 1.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25	10,466	2,003,261
Series F, 10.00%, 01/01/31	26,000	4,488,829
Brazilian Government International Bond, 3.75%, 09/12/31	3,900	3,377,400

		9,869,490

Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	170	156,664
5.00%, 06/01/37	90	81,398
4.00%, 06/01/41	280	232,811
3.50%, 12/01/45	140	110,366
2.75%, 12/01/48	210	146,734
2.00%, 12/01/51	2,650	1,568,177

		2,296,150

China — 5.4%
China Development Bank, Series 1903, 3.30%, 02/01/24	1,400	205,111
China Government Bond
2.68%, 05/21/30	12,080	1,735,823
3.27%, 11/19/30	10,000	1,505,538
3.02%, 05/27/31	105,780	15,583,135
2.88%, 02/25/33	30,000	4,371,927
Series 1827, 3.25%, 11/22/28	100	15,004
Series 1904, 3.19%, 04/11/24	1,400	205,820
Series 1906, 3.29%, 05/23/29	105,600	15,901,848
Series 1913, 2.94%, 10/17/24	8,500	1,248,108

		40,772,314

Colombia — 0.3%
Colombia Government International Bond, 4.13%, 05/15/51	200	123,600
Colombian TES
5.75%, 11/03/27	3,058,000	530,186
7.00%, 06/30/32	9,645,400	1,535,984
Series B, 7.00%, 03/26/31	767,000	126,710
Series B, 7.25%, 10/18/34	1,336,000	207,147

		2,523,627

Czech Republic — 0.5%
Czech Republic Government Bond
5.50%, 12/12/28	4,210	201,009
0.95%, 05/15/30(c)	3,420	121,758
5.00%, 09/30/30	74,590	3,504,712
4.20%, 12/04/36(c)	3,280	144,195

		3,971,674

Denmark — 0.0%
Denmark Government Bond
1.50%, 11/15/23	200	28,849
1.75%, 11/15/25	500	70,868
4.50%, 11/15/39	450	81,581

		181,298

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Dominican Republic — 0.0%
Dominican Republic International Bond, 7.05%, 02/03/31(b)	226	$227,271

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(c)	400	214,825

France(c) — 0.3%
French Republic Government Bond OAT
2.50%, 05/25/30	40	42,924
1.50%, 05/25/31	190	188,462
5.75%, 10/25/32	100	135,019
1.50%, 05/25/50(b)	2,536	1,912,953

		2,279,358

Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 08/15/32(c)	1,530	1,579,838

Ghana — 0.0%
Ghana Government International Bond, 7.63%, 05/16/29(c)(e)(h)	381	131,040

Greece(b)(c) — 0.2%
Hellenic Republic Government Bond
2.00%, 04/22/27	92	93,548
1.50%, 06/18/30	1,740	1,581,588

		1,675,136

Indonesia — 0.7%
Indonesia Treasury Bond
6.38%, 08/15/28	4,981,000	331,956
9.00%, 03/15/29	2,354,000	176,204
8.25%, 05/15/29	3,605,000	261,025
6.38%, 04/15/32	10,978,000	716,760
7.00%, 02/15/33	10,023,000	678,124
8.25%, 05/15/36	18,312,000	1,349,479
7.13%, 06/15/38	19,740,000	1,333,689

		4,847,237

Italy(c) — 0.6%
Italy Buoni Poliennali Del Tesoro
2.65%, 12/01/27	3,060	3,196,646
Series 30Y, 3.85%, 09/01/49(b)	700	696,383
Series 31Y, 4.75%, 09/01/44(b)	232	263,726

		4,156,755

Japan — 1.9%
Japan Government Thirty Year Bond, Series 64, 0.40%, 09/20/49	2,274,950	13,897,798

Mexico — 3.2%
Mexican Bonos
5.00%, 03/06/25	17,300	871,005
Series M, 5.75%, 03/05/26	11,652	583,712
Series M, 7.75%, 05/29/31	117,002	6,084,938
Series M 20, 10.00%, 12/05/24	77,500	4,269,252
Series M 30, 8.50%, 11/18/38	3,779	200,534
Series M20, 7.50%, 06/03/27	90,900	4,783,360
Mexico Bonos
7.50%, 05/26/33	45,000	2,273,511
Series M-20, 8.50%, 05/31/29	38,473	2,101,764

Security	Par (000)	Value

Mexico (continued)
Mexico Cetes(l)
0.00%, 11/28/24	483,400	$2,230,444
0.00%, 01/23/25	161,950	749,803

		24,148,323

Morocco — 0.1%
Morocco Government International Bond, 6.50%, 09/08/33(b)	349	359,470

Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	311	342,341

New Zealand — 0.0%
New Zealand Government Bond, Series 0425, 2.75%, 04/15/25(c)	100	60,276

Panama — 0.1%
Panama Government International Bond
6.40%, 02/14/35	260	270,530
6.85%, 03/28/54	200	205,125

		475,655

Poland — 0.2%
Republic of Poland Government International Bond
4.88%, 10/04/33(k)	877	873,255
4.25%, 02/14/43(c)	330	347,052

		1,220,307

Romania — 0.0%
Romanian Government International Bond, 2.13%, 03/07/28(c)	206	189,659

Russia — 0.0%
Russian Federal Bond - OFZ, Series 6233, 6.10%, 07/18/35(e)(h)	27,309	17,585

Saudi Arabia — 0.0%
Saudi Government International Bond, 3.45%, 02/02/61(c)	303	214,051

South Africa — 1.0%
Republic of South Africa Government International Bond
9.00%, 01/31/40	47,076	2,148,244
Series 2030, 8.00%, 01/31/30	111,132	5,683,610

		7,831,854

Spain(b)(c) — 3.1%
Spain Government Bond
1.25%, 10/31/30	431	409,725
2.55%, 10/31/32	10,184	10,398,441
3.15%, 04/30/33	9,958	10,632,058
3.90%, 07/30/39	462	513,574
2.90%, 10/31/46	866	820,653
3.45%, 07/30/66	688	681,587

		23,456,038

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(c)(e)(h)	200	70,225

Supranational(c) — 0.2%
European Union
3.38%, 11/04/42	538	587,083
2.63%, 02/04/48(k)	281	270,476
Series NGEU, 3.00%, 03/04/53	537	546,981

		1,404,540

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden(b)(c) — 0.0%
Sweden Government Bond
Series 1053, 3.50%, 03/30/39	250	$27,952
Series 1059, 1.00%, 11/12/26	960	87,589

		115,541

Turkey — 0.0%
Turkey Government International Bond, 4.88%, 04/16/43	454	300,207

Ukraine(b)(e)(h) — 0.0%
Ukraine Government International Bond
7.38%, 09/25/34	200	34,200
7.25%, 03/15/35	216	36,895

		71,095

United Kingdom(c) — 0.7%
U.K. Gilt
0.75%, 07/22/23	1,826	2,229,871
1.75%, 09/07/37	60	57,451
4.75%, 12/07/38	30	41,187
3.25%, 01/22/44	165	185,195
3.50%, 01/22/45	700	813,548
1.50%, 07/22/47	1,040	804,889
3.75%, 07/22/52	1,000	1,211,623

		5,343,764

Total Foreign Agency Obligations — 20.8% (Cost: $166,782,923)		156,674,414

	Shares

Investment Companies

United States — 3.6%
Industrial Select Sector SPDR Fund	1,485	150,252
Invesco QQQ Trust, Series 1(n)	38,300	12,291,619
iShares 0-5 Year TIPS Bond ETF(q)	7,050	699,572
iShares Biotechnology ETF(q)	493	63,676
iShares China Large-Cap ETF(q)	5,260	155,328
iShares iBoxx $ High Yield Corporate Bond ETF(q)	50,119	3,786,491
iShares iBoxx $ Investment Grade Corporate Bond ETF(q)	38,866	4,260,102
iShares JP Morgan USD Emerging Markets Bond ETF(n)(q)	41,236	3,557,842
iShares Latin America 40 ETF(q)	9,782	233,496
iShares MSCI Brazil ETF(q)	9,033	247,324
iShares MSCI Emerging Markets ETF(q)	13,148	518,820
iShares Russell 2000 ETF(q)	476	84,918
KraneShares CSI China Internet ETF(e)	7,347	229,153
SPDR S&P 500 ETF Trust	1,300	532,207

Security		Shares	Value

United States (continued)
VanEck Semiconductor ETF(e)		628	$165,283
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		15,292	386,123

Total Investment Companies — 3.6% (Cost: $27,253,067)			27,362,206

		Par (000)

Municipal Bonds

California — 0.2%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	USD	180	180,139
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	1,003,981

			1,184,120

Georgia — 0.0%
State of Georgia, GO
Series A, 4.00%, 07/01/40		145	152,647
Series A, 4.00%, 07/01/41		145	151,838

			304,485

Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	112,759

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 05/01/49		1,000	1,074,076

New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	70,980

North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	182,097

Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43		166	72,260
0.00%, 11/01/51		1,842	617,064
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		780	248,390

			937,714

Texas — 0.3%
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	288,407
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47		1,410	1,402,595
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47		155	155,088

			1,846,090

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wisconsin — 0.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/35	USD	125	$131,531

Total Municipal Bonds — 0.8% (Cost: $6,170,281)			5,843,852

Non-Agency Mortgage-Backed Securities

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (1 mo. EURIBOR + 0.63%), 3.59%, 06/15/53(a)(c)	EUR	136	145,907

United Kingdom(a)(c) — 0.2%
Agora Securities U.K. DAC, Series 2021-1X, Class A, (3 mo. LIBOR GBP + 1.20%), 5.12%, 07/22/31	GBP	300	356,320
Canada Square Funding PLC, Series 2021-2, Class B, (3 mo. LIBOR GBP + 1.20%), 5.36%, 06/17/58		112	134,058
Finsbury Square, Series 2021-1GRX, Class AGRN, (3 mo. LIBOR GBP + 0.65%), 4.81%, 12/16/67		269	327,037
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (3 mo. LIBOR GBP + 0.75%), 4.83%, 05/15/51		113	136,751
Mortimer BTL PLC, Series 2021-1, Class B, (3 mo. LIBOR GBP + 1.10%), 5.27%, 06/23/53		100	117,787

			1,071,953

United States — 4.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)	USD	250	183,190
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 6.84%, 09/15/34(a)(b)		320	290,175
Arbor Multifamily Mortgage Securities Trust(b)
Series 2020-MF1, Class XA, 0.96%, 05/15/53(a)		14,896	746,469
Series E, Class E, 1.75%, 05/15/53		1,326	671,040
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1 mo. LIBOR US + 2.20%), 6.88%, 12/15/36(a)(b)		200	177,849
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 6.69%, 11/15/32(a)(b)		150	129,940
Bank, Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	21,820
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,109,449
Series 2017-DELC, Class E, (1 mo. LIBOR US +
2.63%), 7.31%, 08/15/36(a)(b)		1,400	1,373,488
Benchmark Mortgage Trust
Series 2020-B21, Class XA, 1.45%, 12/17/53(a)		5,024	386,403
Series 2021-B25, Class A5, 2.58%, 04/15/54		200	165,141
BHMS Mortgage Trust, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 5.93%, 07/15/35(a)(b)		170	163,489
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class F, (1 mo. SOFR + 2.11%), 6.94%, 10/15/36		850	821,073
Series 2019-XL, Class G, (1 mo. SOFR + 2.41%), 7.24%, 10/15/36		935	899,646
Series 2019-XL, Class J, (1 mo. SOFR + 2.76%), 7.59%, 10/15/36		595	568,610
Series 2021-MFM1, Class G, (1 mo. SOFR + 4.01%), 8.84%, 01/15/34		687	626,226

Security		Par (000)	Value

United States (continued)
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. SOFR + 3.11%), 7.94%, 02/15/36	USD	134	$116,292
Series 2021-LBA, Class GV, (1 mo. SOFR + 3.11%), 7.94%, 02/15/36		900	782,533
Series 2021-MFM1, Class F, (1 mo. SOFR + 3.11%), 7.94%, 01/15/34		353	323,391
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	79,155
Series 2017-CC, Class E, 3.55%, 08/13/37		220	147,494
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	359,424
Series 2016-C2, Class B, 3.18%, 08/10/49		750	667,998
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	355,827
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	979,750
Series 2020-420K, Class D, 3.31%, 11/10/42(a)(b)		360	272,312
Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)		20,000	1,018,059
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 8.18%, 11/15/37(a)(b)		983	948,146
Commercial Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		321	309,291
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	478,451
Series 2016-DC2, Class B, 4.66%, 02/10/49(a)		100	91,663
Series 2016-DC2, Class C, 4.66%, 02/10/49(a)		100	89,916
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(a)(b)		1,000	865,991
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 6.11%, 05/15/36		100	97,986
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 6.83%, 05/15/36		698	675,706
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.74%, 08/15/51(a)		750	610,122
DBGS Mortgage Trust, Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 5.98%, 05/15/35(a)(b)		91	88,731
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	344,811
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(b)		300	264,749
Freddie Mac Multifamily Structured Pass Through Certificates, Series K121, Class X1, 1.02%, 10/25/30(a)		4,055	237,899
GCT Commercial Mortgage Trust, Series 2021-GCT D, Class D, (1 mo. LIBOR US + 2.35%), 7.03%, 02/15/38(a)(b)		340	236,039
GS Mortgage Securities Corp. Trust, Series 2021- ROSS, Class A, (1 mo. LIBOR US + 1.15%), 5.84%, 05/15/26(a)(b)		100	89,973
GS Mortgage Securities Trust(a)
Series 2015-GC34, Class B, 4.47%, 10/10/48		1,100	1,007,471
Series 2020-GSA2, Class XA, 1.72%, 12/12/53(b)		3,617	331,457
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	933,713
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class B, 4.94%, 12/15/46(a)		1,000	981,372
Series 2018-AON, Class A, 4.13%, 07/05/31(b)		1,200	1,080,000
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.69%, 03/15/50		1,200	1,126,893
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,031,630

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. SOFR + 2.16%), 6.99%, 12/15/37(a)(b)	USD	682	$627,661
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 3.71%, 08/15/34		110	92,872
Series 2017-330M, Class E, 3.76%, 08/15/34		130	106,989
MCM Trust, 0.00%, 08/25/28(f)(l)		465	305,253
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 9.94%, 11/15/38(a)(b)		637	580,748
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	365,550
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	382,281
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		340	298,864
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	884,300
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	552,167
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.77%, 06/17/38(a)(b)		382	327,265
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 3.95%, 05/10/39		130	93,326
Series 2017-OT, Class E, 3.95%, 05/10/39		160	106,970
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 7.43%, 01/15/36(a)(b)		270	235,498
TVC DSCR(f)
0.00%, 02/01/51(l)		314	274,069
2.38%, 02/01/51		1,257	1,169,827
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		75	61,201
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 4.95%, 01/15/59		1,400	1,282,429
Series 2019-C50, Class XA, 1.41%, 05/15/52		12,869	768,008
Series 2021-C59, Class XA, 1.53%, 04/15/54		997	84,627

			33,958,158

Total Non-Agency Mortgage-Backed Securities — 4.7% (Cost: $39,535,060)			35,176,018

Preferred Securities

Capital Trusts — 0.2%(a)

Belgium — 0.0%
Solvay SA, 2.50%(c)(j)	EUR	100	96,792

France(c)(j) — 0.0%
Electricite de France SA, 6.00%	GBP	100	109,593
TotalEnergies SE, 1.75%	EUR	100	104,058

			213,651

Ireland — 0.0%
AIB Group PLC, 5.25%(c)(j)		200	194,668

Jersey — 0.0%
HSBC Bank Capital Funding Sterling 1 LP, 5.84%(c)(j)	GBP	9	11,272

Luxembourg — 0.0%
SES SA, 2.88%(c)(j)	EUR	100	87,844

Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(j)	USD	202	170,437

Netherlands(c)(j) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%	EUR	200	192,824

Security		Par (000)	Value

Netherlands (continued)
Koninklijke KPN NV, 2.00%	EUR	100	$102,149
Naturgy Finance BV, 3.38%		100	104,654
Telefonica Europe BV, 6.14%		200	209,405

			609,032

United Kingdom(c) — 0.1%
British American Tobacco PLC, Series 5.25, 3.00%(j)		430	378,580
Vodafone Group PLC, 2.63%, 08/27/80		149	145,036

			523,616

			1,907,312

		Shares

Preferred Stocks — 0.4%

United States — 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(d)		290	337,197
Cap Hill Brands(f)		265,896	404,162
Dream Finders Homes, Inc.(f)		1,320	1,192,950
Lesson Nine GmbH, Series C(f)		10,022	129,785
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,641)(f)(i)		6,037	58,499
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $165,930)(f)(i)		31,150	163,537
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 12.00%, 10/07/32(f)(i)		168,283	477,924

			2,764,054

Total Preferred Securities — 0.6% (Cost: $5,125,257)			4,671,366

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 24.1%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38	USD	5	5,684
6.00%, 07/01/39		26	26,814
4.00%, 01/01/41		1	1,231
2.00%, 06/01/41 - 08/01/42		1,802	1,542,037
3.00%, 02/01/44		39	35,643
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		78	74,939
3.50%, 04/01/31 - 01/01/48		180	174,188
3.00%, 10/01/32 - 12/01/46		159	148,719
5.00%, 05/01/38 - 11/01/48		54	55,399
5.50%, 01/01/39		18	18,489
4.00%, 08/01/40 - 12/01/45		14	12,944
4.50%, 09/01/40 - 08/01/48		147	147,345
Freddie Mac Multifamily Structured Pass Through Certificates, Series KW09, Class X1, 0.80%, 05/25/29(a)		14,688	541,636
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.54%, 02/25/52(a)(b)		750	669,300
Ginnie Mae Mortgage-Backed Securities 4.00%, 10/20/40 -04/20/53(s)		1,765	1,698,806

15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
3.50%, 01/15/42 - 04/20/53(s)	USD	2,593	$2,441,770
5.00%, 10/20/44 - 04/20/53(s)		763	764,900
3.00%, 02/15/45 - 04/20/53(r)(s)		3,472	3,170,198
4.50%, 03/15/47 - 04/20/53(s)		1,246	1,228,889
2.00%, 08/20/50 - 04/20/53		4,575	3,893,138
2.50%, 04/20/51 - 04/20/53(s)		4,771	4,202,158
5.50%, 04/20/53(s)		398	402,501
6.00%, 04/20/53(s)		306	311,702
Uniform Mortgage-Backed Securities(s)
2.50%, 09/01/27 - 04/13/53		16,167	14,136,695
3.00%, 07/01/29 - 04/13/53		18,136	16,376,139
3.50%, 07/01/29 - 04/13/53		50,564	47,043,081
2.00%, 10/01/31 - 04/13/53		24,224	20,408,267
4.00%, 09/01/33 - 04/13/53		5,064	4,879,970
5.00%, 09/01/35 - 04/13/53		17,669	17,627,418
1.50%, 04/17/38 - 04/13/53		5,273	4,371,489
4.50%, 04/17/38 - 04/13/53		33,934	33,260,942
5.50%, 12/01/38 - 04/13/53		1,143	1,156,377
6.00%, 04/13/53		795	811,428

Total U.S. Government Sponsored Agency Securities — 24.1% (Cost: $183,118,365)			181,640,236

U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes
0.63%, 01/15/24 - 07/15/32(t)		14,219	13,983,398
0.50%, 04/15/24(t)		10,207	10,041,991
0.13%, 04/15/25 - 04/15/27		10,293	9,895,489
0.38%, 01/15/27		1,858	1,790,666

Total U.S. Treasury Obligations — 4.7% (Cost: $36,262,406)			35,711,544

		Shares

Warrants

United States(e) — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)		9,002	1,440
FreeWire Technologies, Inc. Tranche A, (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(f)		34,768	17,036
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)		12,334	734
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)		8,529	341
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(f)		10,200	612

Security		Shares	Value

United States (continued)
Sarcos Technology and Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)		28,519	$3,106
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(f)		10,965	—
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Expires 10/07/32) (f)(i)		20,741	55,379

			78,648

Venezuela — 0.0%
Venezuela Government International Bond (e)		3,000	9,000

Total Warrants — 0.0% (Cost: $132,872)			87,648

Total Long-Term Investments — 94.4% (Cost: $737,779,820)			711,800,869

		Par (000)

Short-Term Securities

Certificates of Deposit — 0.2%

United States — 0.2%
Citibank N.A.(u)
4.06%, 08/01/23	USD	463	460,667
5.00%, 09/21/23		1,120	1,117,478

			1,578,145

Commercial Paper — 2.1%

United States(u) — 2.1%
3M Co., 5.55%, 09/07/23		810	791,712
AT&T, Inc.
5.99%, 01/23/24		864	823,477
5.93%, 02/21/24		2,119	2,009,847
Bayer Corp., 6.08%, 09/01/23		864	842,460
HSBC USA, Inc., 5.62%, 11/20/23		288	278,063
Johnson & Johnson, 5.16%, 08/14/23		838	822,228
Mercedes-Benz Finance North America LLC, 5.59%, 05/03/23		6,173	6,144,339
Societe Generale SA, 5.70%, 03/06/24		611	582,887
UnitedHealth Group, Inc., 5.31%, 06/01/23		3,344	3,313,592

			15,608,605

		Shares

Money Market Funds — 8.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(q)(v)		60,940,076	60,940,076

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 0.0%
Uniform Mortgage-Backed Securities, 4.50%, 08/01/23	USD	6	$5,999

U.S. Treasury Obligations — 7.8%
U.S. Treasury Bills, 5.00%, 08/17/23(u)		60,306	59,236,943

Total Short-Term Securities — 18.2% (Cost: $137,347,786)			137,369,768

Options Purchased — 0.7% (Cost: $5,031,360)			5,887,355

Total Investments Before TBA Sale Commitments and Options Written — 113.3% (Cost: $880,158,966)			855,057,992

TBA Sale Commitments(s)

United States — (5.9)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/20/53		(28)	(23,785)
2.50%, 04/20/53		(36)	(31,680)
Uniform Mortgage-Backed Securities
2.00%, 04/17/38 - 04/13/53		(2,727)	(2,324,801)
2.50%, 04/13/53		(46)	(39,646)
3.00%, 04/13/53		(5,142)	(4,613,709)
3.50%, 04/13/53		(23,674)	(21,997,252)
4.50%, 04/13/53		(15,700)	(15,382,794)

Total TBA Sale Commitments — (5.9)% (Proceeds: $(44,060,468))			(44,413,667)

Options Written — (0.9)% (Premiums Received: $(5,183,622))			(6,892,935)

Total Investments, Net of TBA Sale Commitments and Options Written — 106.5% (Cost: $830,914,876)			803,751,390

Liabilities in Excess of Other Assets — (6.5)%			(49,330,468)

Net Assets — 100.0%			$754,420,922

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible security.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,126,238, representing 0.2% of its net assets as of period end, and an original cost of $1,131,036.

(j)	Perpetual security with no stated maturity date.
(k)	When-issued security.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rounds to less than 1,000.
(q)	Affiliate of the Fund.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Rates are discount rates or a range of discount rates as of period end.
(v)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,558,852	$54,381,224	(a)	$—	$—	$—	$60,940,076	60,940,076	$404,206	$—
iShares 0-5 Year TIPS Bond ETF	683,568	—		—	—	16,004	699,572	7,050	—	—
iShares Biotechnology ETF	64,726	—		—	—	(1,050)	63,676	493	32	—
iShares China Large-Cap ETF	383,353	—		(250,256)	(25,645)	47,876	155,328	5,260	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	8,998,322	3,788,904		(9,307,376)	(211,857)	518,498	3,786,491	50,119	21,443	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,106,281	7,019,278		(4,996,540)	(11,831)	142,914	4,260,102	38,866	7,635	—
iShares JP Morgan USD Emerging Markets Bond ETF	4,059,643	949,810		(1,492,148)	(70,216)	110,753	3,557,842	41,236	40,528	—
iShares Latin America 40 ETF	223,910	—		—	—	9,586	233,496	9,782	—	—
iShares MSCI Brazil ETF	252,653	—		—	—	(5,329)	247,324	9,033	—	—
iShares MSCI Emerging Markets ETF	498,309	—		—	—	20,511	518,820	13,148	—	—
iShares Russell 2000 ETF	82,995	—		—	—	1,923	84,918	476	300	—

					$(319,549)	$861,686	$74,547,645		$474,144	$—

(a)	Represents net amount purchased (sold).

17

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BTP	92	06/08/23	$11,509	$154,302
Euro Bund	290	06/08/23	42,722	1,248,475
Euro OAT	168	06/08/23	23,727	753,568
Euro-Schatz	205	06/08/23	23,498	(91,397)
TOPIX Index	16	06/08/23	2,426	1,757
10-Year Japanese Government Treasury Bonds	25	06/13/23	27,889	(65,287)
10-Year Australian Treasury Bonds	91	06/15/23	7,475	147,871
3-Year Australian Treasury Bonds	84	06/15/23	6,110	59,582
FTSE 100 Index	1	06/16/23	94	1,288
MSCI Emerging Markets Index	3	06/16/23	149	5,917
10-Year Korean Bond	8	06/20/23	700	(5,047)
10-Year Canadian Bond	54	06/21/23	5,041	12,534
10-Year U.S. Treasury Note	214	06/21/23	24,623	79,599
U.S. Long Bond	128	06/21/23	16,812	670,877
Ultra U.S. Treasury Bond	482	06/21/23	68,278	2,824,973
Long Gilt	108	06/28/23	13,769	271,098
5-Year U.S. Treasury Note	281	06/30/23	30,811	(123,790)
3-Month SONIA Index	24	09/19/23	7,064	(292)
3-Month SONIA Index	9	12/19/23	2,648	(6,743)
3-Month Euro EURIBOR	21	06/17/24	5,510	(11,827)
3-Month SONIA Index	13	09/17/24	3,847	(6,817)
3-Month SONIA Index	3	03/18/25	890	(821)

				5,919,820

Short Contracts
30-Year Euro Buxl Bond	4	06/08/23	611	18,132
Euro BOBL	204	06/08/23	26,080	(514,128)
Nikkei 225 Index	22	06/08/23	2,335	(16,091)
Short Term Euro BTP	39	06/08/23	4,457	(53,326)
Euro Stoxx 50 Index	21	06/16/23	972	(4,007)
Euro Stoxx Banks Index	139	06/16/23	748	(9,664)
NASDAQ 100 E-Mini Index	32	06/16/23	8,513	(809,695)
Russell 2000 E-Mini Index	29	06/16/23	2,630	(35,318)
S&P 500 E-Mini Index	65	06/16/23	13,448	(733,523)
3-Month Euro EURIBOR	62	06/19/23	16,231	13,754
10-Year U.S. Ultra Long Treasury Note	1,774	06/21/23	215,125	(6,582,437)
2-Year U.S. Treasury Note	1,728	06/30/23	357,007	(1,965,639)
3-Month Euro EURIBOR	6	09/18/23	1,568	4,099
3-Month SOFR	11	12/19/23	2,624	7,879
3-Month SOFR	9	03/19/24	2,154	(21,834)

				(10,701,798)

				$(4,781,978)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	806,352	USD	158,718	BNP Paribas SA	04/04/23	$374
BRL	767,547	USD	147,000	Deutsche Bank AG	04/04/23	4,436
BRL	766,298	USD	150,834	Goldman Sachs International	04/04/23	356
BRL	766,298	USD	150,834	Goldman Sachs International	04/04/23	356
BRL	776,584	USD	151,000	Goldman Sachs International	04/04/23	2,219
BRL	784,543	USD	154,425	Goldman Sachs International	04/04/23	364
BRL	1,137,133	USD	223,828	Goldman Sachs International	04/04/23	528
BRL	1,158,146	USD	221,000	Goldman Sachs International	04/04/23	7,501
BRL	789,535	USD	149,000	JPMorgan Chase Bank N.A.	04/04/23	6,774

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	782,101	USD	149,000	Morgan Stanley & Co. International PLC	04/04/23	$5,308
BRL	782,101	USD	149,000	Morgan Stanley & Co. International PLC	04/04/23	5,308
BRL	771,187	USD	151,797	UBS AG	04/04/23	358
IDR	6,140,810,000	USD	405,200	Citibank N.A.	04/17/23	5,540
USD	614,269	ZAR	10,735,000	Morgan Stanley & Co. International PLC	04/17/23	12,036
AUD	324,000	USD	216,253	Morgan Stanley & Co. International PLC	04/18/23	434
AUD	528,000	USD	352,412	Morgan Stanley & Co. International PLC	04/18/23	707
CAD	240,037	USD	176,000	Morgan Stanley & Co. International PLC	04/18/23	1,646
CHF	136,867	USD	148,000	BNP Paribas SA	04/18/23	1,815
CHF	136,867	USD	148,000	BNP Paribas SA	04/18/23	1,815
CLP	204,300,800	USD	256,000	BNP Paribas SA	04/18/23	588
CLP	204,300,800	USD	256,000	BNP Paribas SA	04/18/23	588
COP	711,326,000	USD	149,000	Goldman Sachs International	04/18/23	3,347
COP	711,326,000	USD	149,000	Goldman Sachs International	04/18/23	3,347
CZK	11,262,095	USD	510,000	UBS AG	04/18/23	10,038
CZK	13,072,864	USD	592,000	UBS AG	04/18/23	11,651
EUR	243,000	NOK	2,744,402	UBS AG	04/18/23	1,442
EUR	243,000	NOK	2,744,402	UBS AG	04/18/23	1,442
EUR	140,000	USD	148,082	BNP Paribas SA	04/18/23	3,866
EUR	140,000	USD	148,082	BNP Paribas SA	04/18/23	3,866
EUR	105,000	USD	111,033	JPMorgan Chase Bank N.A.	04/18/23	2,928
EUR	105,000	USD	111,033	JPMorgan Chase Bank N.A.	04/18/23	2,928
EUR	67,000	USD	71,028	Morgan Stanley & Co. International PLC	04/18/23	1,690
EUR	67,000	USD	71,028	Morgan Stanley & Co. International PLC	04/18/23	1,690
EUR	94,000	USD	100,506	Morgan Stanley & Co. International PLC	04/18/23	1,516
EUR	94,000	USD	100,506	Morgan Stanley & Co. International PLC	04/18/23	1,516
GBP	369,000	USD	451,695	Bank of America N.A.	04/18/23	3,635
GBP	37,000	USD	44,384	UBS AG	04/18/23	1,272
GBP	37,000	USD	44,384	UBS AG	04/18/23	1,272
IDR	3,307,237,500	USD	215,000	Barclays Bank PLC	04/18/23	6,197
IDR	3,307,237,500	USD	215,000	Barclays Bank PLC	04/18/23	6,197
JPY	31,840,446	EUR	220,000	UBS AG	04/18/23	1,514
JPY	19,792,660	USD	149,000	JPMorgan Chase Bank N.A.	04/18/23	369
JPY	19,792,660	USD	149,000	JPMorgan Chase Bank N.A.	04/18/23	369
JPY	7,311,336	USD	54,000	Morgan Stanley & Co. International PLC	04/18/23	1,176
JPY	37,369,053	USD	276,000	Morgan Stanley & Co. International PLC	04/18/23	6,012
MXN	2,827,725	USD	150,000	Citibank N.A.	04/18/23	6,490
MXN	2,827,725	USD	150,000	Citibank N.A.	04/18/23	6,490
MXN	1,016,097	USD	56,000	Deutsche Bank AG	04/18/23	232
MXN	1,016,097	USD	56,000	Deutsche Bank AG	04/18/23	232
MXN	11,414,100	USD	600,000	Goldman Sachs International	04/18/23	31,672
MXN	11,464,557	USD	598,000	Goldman Sachs International	04/18/23	36,464
MXN	4,254,992	USD	224,000	HSBC Bank PLC	04/18/23	11,477
MXN	4,254,992	USD	224,000	HSBC Bank PLC	04/18/23	11,477
NOK	1,588,165	USD	151,000	Citibank N.A.	04/18/23	789
NOK	1,588,165	USD	151,000	Citibank N.A.	04/18/23	789
NOK	3,226,415	USD	299,000	Deutsche Bank AG	04/18/23	9,365
NOK	1,182,180	USD	111,000	Goldman Sachs International	04/18/23	1,987
NOK	1,182,180	USD	111,000	Goldman Sachs International	04/18/23	1,987
THB	9,570,919	USD	277,500	UBS AG	04/18/23	2,807
THB	9,570,919	USD	277,500	UBS AG	04/18/23	2,807
USD	226,116	EUR	208,000	JPMorgan Chase Bank N.A.	04/18/23	365
USD	226,116	EUR	208,000	JPMorgan Chase Bank N.A.	04/18/23	365
USD	150,000	JPY	19,667,700	HSBC Bank PLC	04/18/23	1,574
USD	150,000	JPY	19,667,700	HSBC Bank PLC	04/18/23	1,574
USD	225,000	JPY	29,634,750	Morgan Stanley & Co. International PLC	04/18/23	1,356
USD	225,000	JPY	29,634,750	Morgan Stanley & Co. International PLC	04/18/23	1,356
USD	157,000	THB	5,336,430	Deutsche Bank AG	04/18/23	710
USD	157,000	THB	5,336,430	Deutsche Bank AG	04/18/23	710
ZAR	2,680,119	EUR	136,000	Morgan Stanley & Co. International PLC	04/18/23	2,734
ZAR	2,680,352	EUR	136,000	Morgan Stanley & Co. International PLC	04/18/23	2,748
ZAR	4,137,273	USD	225,000	Barclays Bank PLC	04/18/23	7,080

19

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	4,137,273	USD	225,000	Barclays Bank PLC	04/18/23	$7,080
ZAR	2,661,001	USD	146,000	Goldman Sachs International	04/18/23	3,269
ZAR	2,661,001	USD	146,000	Goldman Sachs International	04/18/23	3,269
BRL	769,676	USD	149,000	Goldman Sachs International	05/03/23	2,114
BRL	769,676	USD	149,000	Goldman Sachs International	05/03/23	2,114
COP	1,273,894,886	USD	253,966	State Street Bank and Trust Co.	05/10/23	17,563
EUR	356,163	USD	376,519	Standard Chartered Bank	05/10/23	10,521
EUR	106,654	USD	114,330	The Bank of New York Mellon	05/10/23	1,570
MXN	1,589,250	USD	86,543	JPMorgan Chase Bank N.A.	05/10/23	1,035
MXN	6,006,932	USD	319,136	JPMorgan Chase Bank N.A.	05/10/23	11,886
MXN	21,897,343	USD	1,172,184	JPMorgan Chase Bank N.A.	05/10/23	34,505
MXN	10,294,544	USD	562,409	The Bank of New York Mellon	05/10/23	4,889
ZAR	3,073,319	USD	167,833	BNP Paribas SA	05/10/23	4,229
ZAR	8,389,093	USD	459,026	Morgan Stanley & Co. International PLC	05/10/23	10,641
USD	207,000	TWD	6,177,501	Bank of America N.A.	05/16/23	3,980
USD	207,000	TWD	6,177,501	Bank of America N.A.	05/16/23	3,980
BRL	3,621,000	USD	680,000	Citibank N.A.	06/14/23	25,269
COP	2,560,960,000	USD	530,000	Deutsche Bank AG	06/14/23	12,108
CZK	14,981,488	USD	680,000	UBS AG	06/14/23	9,842
INR	32,310,000	USD	391,636	Citibank N.A.	06/14/23	311
THB	18,926,215	USD	545,000	BNP Paribas SA	06/14/23	12,434
THB	19,067,950	USD	550,000	BNP Paribas SA	06/14/23	11,609
THB	13,353,725	USD	385,000	HSBC Bank PLC	06/14/23	8,307
USD	120,769	COP	568,038,538	State Street Bank and Trust Co.	06/14/23	526
ZAR	10,640,000	USD	592,560	Citibank N.A.	06/14/23	1,345
ZAR	16,540,830	USD	900,000	Citibank N.A.	06/14/23	23,277
IDR	2,810,000,000	USD	183,062	Barclays Bank PLC	06/15/23	4,763
INR	7,800,000	USD	93,931	Goldman Sachs International	06/15/23	684
INR	7,800,000	USD	93,982	Nomura International PLC	06/15/23	633
THB	3,200,000	USD	93,513	Citibank N.A.	06/15/23	746
THB	3,200,000	USD	93,540	JPMorgan Chase Bank N.A.	06/15/23	719
USD	92,507	TWD	2,800,000	BNP Paribas SA	06/15/23	143
USD	92,617	TWD	2,800,000	BNP Paribas SA	06/15/23	253
AUD	1,110,937	USD	735,655	Toronto-Dominion Bank	06/21/23	9,060
AUD	20,543,433	USD	13,603,849	Toronto-Dominion Bank	06/21/23	167,413
BRL	9,916,739	USD	1,891,100	Morgan Stanley & Co. International PLC	06/21/23	37,755
BRL	17,407,661	USD	3,319,602	Morgan Stanley & Co. International PLC	06/21/23	66,275
CAD	4,088,562	USD	3,000,000	Goldman Sachs International	06/21/23	29,037
CAD	3,630,235	USD	2,660,000	Morgan Stanley & Co. International PLC	06/21/23	29,483
CAD	467,492	USD	340,000	Royal Bank of Canada	06/21/23	6,345
CAD	690,121	USD	501,915	Royal Bank of Canada	06/21/23	9,366
CAD	1,273,519	USD	926,211	Royal Bank of Canada	06/21/23	17,284
CAD	12,806,349	USD	9,314,000	Royal Bank of Canada	06/21/23	173,667
CHF	559,268	USD	600,000	Toronto-Dominion Bank	06/21/23	16,396
CNH	10,431	AUD	2,278	HSBC Bank PLC	06/21/23	—
CNH	20,555,214	USD	2,972,692	BNP Paribas SA	06/21/23	36,918
CNH	2,030,064	USD	293,572	HSBC Bank PLC	06/21/23	3,662
CNH	20,610,495	USD	2,980,607	HSBC Bank PLC	06/21/23	37,097
CNH	29,042,845	USD	4,200,000	HSBC Bank PLC	06/21/23	52,334
CNH	86,845,938	USD	12,559,151	HSBC Bank PLC	06/21/23	156,474
CZK	8,762,725	USD	389,366	HSBC Bank PLC	06/21/23	13,998
CZK	11,927,719	USD	530,000	HSBC Bank PLC	06/21/23	19,053
DKK	2,804,263	USD	400,000	Goldman Sachs International	06/21/23	10,339
DKK	7,311,780	USD	1,042,949	Goldman Sachs International	06/21/23	26,961
EUR	1,843,672	AUD	2,952,034	Goldman Sachs International	06/21/23	29,351
EUR	816,853	USD	884,222	Barclays Bank PLC	06/21/23	5,546
EUR	870,000	USD	929,325	Barclays Bank PLC	06/21/23	18,333
EUR	570,000	USD	610,812	Citibank N.A.	06/21/23	10,068
EUR	700,000	USD	749,026	Citibank N.A.	06/21/23	13,458
EUR	620,000	USD	663,846	Deutsche Bank AG	06/21/23	11,497
EUR	133,147	USD	144,179	JPMorgan Chase Bank N.A.	06/21/23	854
EUR	1,170,000	USD	1,254,205	JPMorgan Chase Bank N.A.	06/21/23	20,233

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	13,943,000	USD	15,103,230	Morgan Stanley & Co. International PLC	06/21/23	$84,362
EUR	17,558,000	USD	19,045,951	Morgan Stanley & Co. International PLC	06/21/23	79,327
EUR	172,481	USD	182,886	Natwest Markets PLC	06/21/23	4,991
GBP	5,658,198	EUR	6,322,998	Toronto-Dominion Bank	06/21/23	103,220
GBP	230,000	USD	280,103	Bank of America N.A.	06/21/23	4,059
GBP	770,000	USD	941,464	BNP Paribas SA	06/21/23	9,861
GBP	3,000,000	USD	3,692,382	Commonwealth Bank of Australia	06/21/23	14,077
GBP	1,310,000	USD	1,596,644	HSBC Bank PLC	06/21/23	21,843
GBP	610,000	USD	750,208	JPMorgan Chase Bank N.A.	06/21/23	3,438
GBP	390,000	USD	475,406	Morgan Stanley & Co. International PLC	06/21/23	6,434
GBP	2,150,000	USD	2,645,422	Morgan Stanley & Co. International PLC	06/21/23	10,874
GBP	2,450,000	USD	3,021,892	Morgan Stanley & Co. International PLC	06/21/23	5,049
GBP	2,568,149	USD	3,042,337	Royal Bank of Canada	06/21/23	130,576
GBP	390,000	USD	470,687	Toronto-Dominion Bank	06/21/23	11,153
HUF	37,000,000	EUR	89,878	UBS AG	06/21/23	5,168
IDR	26,928,247,495	USD	1,737,714	HSBC Bank USA N.A.	06/21/23	61,537
INR	125,105,000	USD	1,515,621	Citibank N.A.	06/21/23	1,353
INR	147,753,223	USD	1,790,000	Citibank N.A.	06/21/23	1,598
JPY	258,362,396	AUD	2,888,467	UBS AG	06/21/23	31,858
JPY	357,784,800	AUD	4,000,000	UBS AG	06/21/23	44,117
JPY	3,031,308,371	EUR	21,166,501	Toronto-Dominion Bank	06/21/23	35,833
JPY	51,270,000	USD	382,060	Deutsche Bank AG	06/21/23	8,502
JPY	101,000,000	USD	752,644	Deutsche Bank AG	06/21/23	16,748
JPY	5,479,314,100	USD	40,571,764	Natwest Markets PLC	06/21/23	1,168,223
JPY	220,153,404	USD	1,629,653	Royal Bank of Canada	06/21/23	47,419
KRW	786,445,560	USD	600,000	UBS AG	06/21/23	4,744
KRW	2,045,905,000	USD	1,560,875	UBS AG	06/21/23	12,342
MXN	102,550,000	USD	5,445,510	Bank of America N.A.	06/21/23	160,008
MXN	106,865,085	USD	5,620,662	Deutsche Bank AG	06/21/23	220,724
MXN	302,596,630	USD	16,479,424	State Street Bank and Trust Co.	06/21/23	60,906
MYR	2,473,900	USD	550,000	Morgan Stanley & Co. International PLC	06/21/23	14,222
NOK	1,200,000	EUR	105,281	Morgan Stanley & Co. International PLC	06/21/23	340
NOK	10,350,000	USD	978,646	BNP Paribas SA	06/21/23	13,386
NOK	5,423,277	USD	511,833	HSBC Bank PLC	06/21/23	7,980
NOK	20,133,925	USD	1,900,000	HSBC Bank PLC	06/21/23	29,807
NOK	200,000	USD	18,971	Morgan Stanley & Co. International PLC	06/21/23	199
NZD	283,189	USD	173,060	Toronto-Dominion Bank	06/21/23	4,015
PLN	119,963	USD	26,835	Morgan Stanley & Co. International PLC	06/21/23	825
PLN	7,912,681	USD	1,770,000	Morgan Stanley & Co. International PLC	06/21/23	54,381
SEK	18,523,928	USD	1,740,000	HSBC Bank PLC	06/21/23	51,982
SGD	2,426,938	USD	1,800,000	HSBC Bank PLC	06/21/23	28,232
USD	4,415,792	CNY	30,125,595	State Street Bank and Trust Co.	06/21/23	4,242
USD	60,941,953	EUR	55,772,000	Standard Chartered Bank	06/21/23	191,583
USD	758,138	JPY	98,150,000	Barclays Bank PLC	06/21/23	10,456
USD	758,672	JPY	98,160,000	Barclays Bank PLC	06/21/23	10,915
USD	747,645	JPY	96,690,000	Goldman Sachs International	06/21/23	11,086
USD	952,057	JPY	123,000,000	Goldman Sachs International	06/21/23	15,075
USD	1,142,777	JPY	147,000,000	Goldman Sachs International	06/21/23	22,969
USD	59,935	JPY	7,850,000	HSBC Bank PLC	06/21/23	135
USD	59,922	JPY	7,840,000	The Bank of New York Mellon	06/21/23	198
USD	14,611	SEK	150,000	Bank of America N.A.	06/21/23	100
USD	29,330	SEK	300,000	BNP Paribas SA	06/21/23	308
USD	14,577	SEK	150,000	Deutsche Bank AG	06/21/23	66
USD	3,483	TRY	70,221	HSBC Bank PLC	06/21/23	264
ZAR	208,253,783	USD	11,127,727	State Street Bank and Trust Co.	06/21/23	489,549
USD	129,809	IDR	1,943,754,578	Goldman Sachs International	06/30/23	7

						4,880,505

USD	151,000	BRL	806,352	BNP Paribas SA	04/04/23	(8,092)
USD	151,080	BRL	767,547	Deutsche Bank AG	04/04/23	(356)
USD	149,000	BRL	784,543	Goldman Sachs International	04/04/23	(5,790)
USD	149,000	BRL	766,298	Goldman Sachs International	04/04/23	(2,190)

21

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	149,000	BRL	766,298	Goldman Sachs International	04/04/23	$(2,190)
USD	152,859	BRL	776,584	Goldman Sachs International	04/04/23	(360)
USD	221,000	BRL	1,137,133	Goldman Sachs International	04/04/23	(3,355)
USD	227,964	BRL	1,158,146	Goldman Sachs International	04/04/23	(537)
USD	155,408	BRL	789,535	JPMorgan Chase Bank N.A.	04/04/23	(366)
USD	153,945	BRL	782,101	Morgan Stanley & Co. International PLC	04/04/23	(363)
USD	153,945	BRL	782,101	Morgan Stanley & Co. International PLC	04/04/23	(363)
USD	147,000	BRL	771,187	UBS AG	04/04/23	(5,154)
INR	32,355,000	USD	396,459	Citibank N.A.	04/17/23	(2,750)
AUD	1,095,000	CAD	996,918	Morgan Stanley & Co. International PLC	04/18/23	(5,473)
CAD	288,637	EUR	198,000	Bank of America N.A.	04/18/23	(1,285)
CAD	288,637	EUR	198,000	Bank of America N.A.	04/18/23	(1,285)
CHF	137,746	USD	151,000	BNP Paribas SA	04/18/23	(224)
CHF	137,746	USD	151,000	BNP Paribas SA	04/18/23	(224)
COP	686,178,900	GBP	121,000	Morgan Stanley & Co. International PLC	04/18/23	(2,348)
COP	686,178,900	GBP	121,000	Morgan Stanley & Co. International PLC	04/18/23	(2,348)
EUR	218,000	PLN	1,027,521	Goldman Sachs International	04/18/23	(1,242)
EUR	218,000	PLN	1,027,428	Goldman Sachs International	04/18/23	(1,221)
JPY	29,981,084	USD	227,000	JPMorgan Chase Bank N.A.	04/18/23	(743)
JPY	29,981,084	USD	227,000	JPMorgan Chase Bank N.A.	04/18/23	(743)
KRW	473,412,300	USD	365,000	Citibank N.A.	04/18/23	(2,360)
KRW	473,412,300	USD	365,000	Citibank N.A.	04/18/23	(2,360)
KRW	147,397,200	USD	113,000	Deutsche Bank AG	04/18/23	(92)
KRW	147,397,200	USD	113,000	Deutsche Bank AG	04/18/23	(92)
KRW	147,487,600	USD	113,000	Goldman Sachs International	04/18/23	(22)
KRW	147,487,600	USD	113,000	Goldman Sachs International	04/18/23	(22)
MXN	3,809,467	GBP	175,000	Deutsche Bank AG	04/18/23	(5,121)
MXN	3,809,518	GBP	175,000	UBS AG	04/18/23	(5,119)
NOK	1,510,792	EUR	135,000	BNP Paribas SA	04/18/23	(2,127)
NOK	1,510,792	EUR	135,000	BNP Paribas SA	04/18/23	(2,127)
USD	148,017	AUD	222,000	Goldman Sachs International	04/18/23	(453)
USD	148,017	AUD	222,000	Goldman Sachs International	04/18/23	(453)
USD	80,000	CAD	109,103	HSBC Bank PLC	04/18/23	(744)
USD	222,000	CAD	306,181	UBS AG	04/18/23	(4,597)
USD	222,000	CAD	306,181	UBS AG	04/18/23	(4,597)
USD	150,000	CLP	122,490,000	Bank of America N.A.	04/18/23	(3,839)
USD	441,000	CLP	351,851,850	Citibank N.A.	04/18/23	(901)
USD	149,000	CLP	121,092,300	Goldman Sachs International	04/18/23	(3,083)
USD	149,000	CLP	121,092,300	Goldman Sachs International	04/18/23	(3,083)
USD	148,000	COP	705,072,000	Goldman Sachs International	04/18/23	(3,008)
USD	148,000	COP	705,072,000	Goldman Sachs International	04/18/23	(3,008)
USD	301,675	EUR	281,000	BNP Paribas SA	04/18/23	(3,307)
USD	152,040	EUR	141,000	JPMorgan Chase Bank N.A.	04/18/23	(993)
USD	152,040	EUR	141,000	JPMorgan Chase Bank N.A.	04/18/23	(993)
USD	150,437	EUR	142,000	Morgan Stanley & Co. International PLC	04/18/23	(3,682)
USD	150,437	EUR	142,000	Morgan Stanley & Co. International PLC	04/18/23	(3,682)
USD	147,499	GBP	124,000	BNP Paribas SA	04/18/23	(5,512)
USD	147,408	GBP	122,000	JPMorgan Chase Bank N.A.	04/18/23	(3,134)
USD	147,408	GBP	122,000	JPMorgan Chase Bank N.A.	04/18/23	(3,134)
USD	293,894	GBP	245,000	UBS AG	04/18/23	(8,425)
USD	75,000	HUF	26,884,073	Morgan Stanley & Co. International PLC	04/18/23	(1,376)
USD	75,000	HUF	26,882,573	Morgan Stanley & Co. International PLC	04/18/23	(1,372)
USD	2,814	HUF	1,030,958	State Street Bank and Trust Co.	04/18/23	(115)
USD	215,000	IDR	3,265,850,000	Standard Chartered Bank	04/18/23	(3,429)
USD	215,000	IDR	3,265,850,000	Standard Chartered Bank	04/18/23	(3,429)
USD	148,000	KRW	194,338,800	Citibank N.A.	04/18/23	(866)
USD	148,000	KRW	194,338,800	Citibank N.A.	04/18/23	(866)
USD	222,000	KRW	292,207,500	Morgan Stanley & Co. International PLC	04/18/23	(1,835)
USD	222,000	KRW	292,207,500	Morgan Stanley & Co. International PLC	04/18/23	(1,835)
USD	598,000	MXN	11,314,459	Goldman Sachs International	04/18/23	(28,158)
USD	600,000	MXN	11,365,800	Goldman Sachs International	04/18/23	(28,999)
USD	817,360	MXN	15,669,397	Goldman Sachs International	04/18/23	(49,806)

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	148,000	MXN	2,721,794	HSBC Bank PLC	04/18/23	$(2,628)
USD	148,000	MXN	2,721,794	HSBC Bank PLC	04/18/23	(2,628)
USD	227,000	MXN	4,132,081	HSBC Bank PLC	04/18/23	(1,675)
USD	227,000	MXN	4,132,081	HSBC Bank PLC	04/18/23	(1,675)
USD	299,000	NOK	3,207,556	Morgan Stanley & Co. International PLC	04/18/23	(7,562)
USD	209,316	NZD	338,000	Morgan Stanley & Co. International PLC	04/18/23	(2,045)
USD	209,316	NZD	338,000	Morgan Stanley & Co. International PLC	04/18/23	(2,045)
USD	200,000	ZAR	3,686,825	State Street Bank and Trust Co.	04/18/23	(6,812)
USD	221,000	ZAR	4,073,941	State Street Bank and Trust Co.	04/18/23	(7,527)
ZAR	2,686,698	USD	151,000	Bank of America N.A.	04/18/23	(290)
ZAR	2,686,698	USD	151,000	Bank of America N.A.	04/18/23	(290)
USD	151,000	BRL	780,007	Goldman Sachs International	05/03/23	(2,143)
USD	668,002	COP	3,247,827,348	Bank of America N.A.	05/10/23	(24,267)
USD	416,580	COP	1,999,582,585	State Street Bank and Trust Co.	05/10/23	(9,628)
USD	309,796	EUR	287,704	Citibank N.A.	05/10/23	(2,850)
USD	745,975	EUR	691,959	JPMorgan Chase Bank N.A.	05/10/23	(5,973)
USD	1,173,698	MXN	22,288,180	Barclays Bank PLC	05/10/23	(54,529)
USD	230,260	MXN	4,332,455	JPMorgan Chase Bank N.A.	05/10/23	(8,487)
USD	4,141,844	MXN	77,930,856	JPMorgan Chase Bank N.A.	05/10/23	(152,666)
USD	224,442	MXN	4,228,662	Morgan Stanley & Co. International PLC	05/10/23	(8,585)
USD	855,996	ZAR	15,454,746	State Street Bank and Trust Co.	05/10/23	(9,246)
USD	327,806	CZK	7,487,483	HSBC Bank PLC	06/07/23	(17,075)
USD	137,554	CZK	3,056,468	Morgan Stanley & Co. International PLC	06/07/23	(3,229)
USD	245,840	CZK	5,522,232	UBS AG	06/07/23	(8,520)
KRW	2,044,600,000	USD	1,583,611	JPMorgan Chase Bank N.A.	06/14/23	(12,032)
USD	102,443	COP	487,504,641	State Street Bank and Trust Co.	06/14/23	(753)
USD	372,621	COP	1,822,043,714	State Street Bank and Trust Co.	06/14/23	(13,072)
USD	205,329	CZK	4,550,404	Morgan Stanley & Co. International PLC	06/14/23	(4,200)
USD	824,382	CZK	18,178,098	Toronto-Dominion Bank	06/14/23	(12,653)
USD	154,633	IDR	2,351,040,007	Bank of America N.A.	06/14/23	(2,524)
USD	619,745	IDR	9,526,723,558	Bank of America N.A.	06/14/23	(17,077)
USD	192,592	IDR	2,883,480,432	Goldman Sachs International	06/14/23	(157)
USD	395,405	MXN	7,255,369	Bank of America N.A.	06/14/23	(1,726)
USD	1,046,240	MXN	20,089,788	Bank of America N.A.	06/14/23	(53,398)
USD	506,244	MXN	9,520,279	Deutsche Bank AG	06/14/23	(14,859)
USD	1,480,000	MXN	27,616,060	Goldman Sachs International	06/14/23	(31,597)
USD	489,141	ZAR	9,023,141	Goldman Sachs International	06/14/23	(14,513)
USD	846,059	ZAR	15,686,034	Goldman Sachs International	06/14/23	(29,505)
USD	438,737	ZAR	8,063,730	Morgan Stanley & Co. International PLC	06/14/23	(11,365)
USD	230,667	ZAR	4,140,547	The Bank of New York Mellon	06/14/23	(450)
CNH	2,575,000	USD	380,046	Bank of America N.A.	06/15/23	(3,212)
CNH	2,575,000	USD	379,782	Bank of America N.A.	06/15/23	(2,948)
CNH	1,280,000	USD	188,203	Morgan Stanley & Co. International PLC	06/15/23	(883)
USD	1,378,002	IDR	21,152,329,000	Barclays Bank PLC	06/15/23	(35,855)
USD	93,978	PHP	5,150,000	Citibank N.A.	06/15/23	(821)
USD	94,021	PHP	5,150,000	Citibank N.A.	06/15/23	(778)
AUD	1,900,000	JPY	169,927,032	HSBC Bank PLC	06/21/23	(20,797)
CNH	27,374	JPY	534,673	HSBC Bank PLC	06/21/23	(65)
EUR	93,065	HUF	37,000,000	Bank of America N.A.	06/21/23	(1,696)
EUR	870,000	USD	952,192	Barclays Bank PLC	06/21/23	(4,534)
EUR	430,000	USD	469,714	Goldman Sachs International	06/21/23	(1,331)
EUR	1,130,000	USD	1,235,259	Morgan Stanley & Co. International PLC	06/21/23	(4,392)
EUR	104,572,000	USD	114,097,568	UBS AG	06/21/23	(191,170)
JPY	97,000,000	USD	754,600	Barclays Bank PLC	06/21/23	(15,679)
JPY	99,000,000	USD	765,975	Goldman Sachs International	06/21/23	(11,819)
JPY	123,000,000	USD	950,431	Goldman Sachs International	06/21/23	(13,449)
JPY	146,000,000	USD	1,125,354	Goldman Sachs International	06/21/23	(13,164)
JPY	582,400,350	USD	4,500,000	Goldman Sachs International	06/21/23	(63,426)
JPY	98,000,000	USD	756,803	Morgan Stanley & Co. International PLC	06/21/23	(10,264)
JPY	733,265,249	USD	5,650,000	Morgan Stanley & Co. International PLC	06/21/23	(64,176)
NOK	14,294,180	CAD	1,854,366	HSBC Bank PLC	06/21/23	(3,743)
NOK	1,800,000	EUR	158,915	Morgan Stanley & Co. International PLC	06/21/23	(573)

23

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	220,000	USD	21,253	Bank of America N.A.	06/21/23	$(167)
NOK	430,000	USD	41,674	Goldman Sachs International	06/21/23	(459)
NOK	220,000	USD	21,280	Societe Generale	06/21/23	(194)
TRY	443,438	USD	22,000	HSBC Bank PLC	06/21/23	(1,671)
USD	2,790,000	AUD	4,213,006	Goldman Sachs International	06/21/23	(34,183)
USD	747,222	BRL	3,999,879	Barclays Bank PLC	06/21/23	(30,774)
USD	740,876	BRL	3,897,749	Citibank N.A.	06/21/23	(17,255)
USD	1,121,000	BRL	6,039,365	Goldman Sachs International	06/21/23	(53,687)
USD	2,228,019	BRL	11,685,000	Goldman Sachs International	06/21/23	(44,772)
USD	6,789	CHF	6,328	Morgan Stanley & Co. International PLC	06/21/23	(186)
USD	18,385,217	CNH	127,119,917	Bank of Montreal	06/21/23	(227,158)
USD	182,633	CNH	1,247,453	HSBC Bank PLC	06/21/23	(14)
USD	504,425	CZK	11,349,606	Morgan Stanley & Co. International PLC	06/21/23	(18,017)
USD	792	DKK	5,552	HSBC Bank PLC	06/21/23	(20)
USD	270,913	EUR	250,000	Bank of America N.A.	06/21/23	(1,403)
USD	652,224	EUR	610,000	BNP Paribas SA	06/21/23	(12,226)
USD	1,024,821	EUR	950,000	Citibank N.A.	06/21/23	(9,979)
USD	755,024	EUR	700,000	JPMorgan Chase Bank N.A.	06/21/23	(7,461)
USD	936,443	EUR	870,000	JPMorgan Chase Bank N.A.	06/21/23	(11,216)
USD	1,401,979	EUR	1,300,000	JPMorgan Chase Bank N.A.	06/21/23	(14,063)
USD	947,959	EUR	880,000	Morgan Stanley & Co. International PLC	06/21/23	(10,592)
USD	1,872,159	EUR	1,750,000	Morgan Stanley & Co. International PLC	06/21/23	(34,051)
USD	58,368,915	EUR	55,000,000	Morgan Stanley & Co. International PLC	06/21/23	(1,540,543)
USD	8,805,839	EUR	8,304,459	State Street Bank and Trust Co.	06/21/23	(239,900)
USD	4,650,000	EUR	4,385,276	Toronto-Dominion Bank	06/21/23	(126,719)
USD	468,530	GBP	390,000	Bank of America N.A.	06/21/23	(13,309)
USD	933,295	GBP	770,000	Bank of America N.A.	06/21/23	(18,029)
USD	750,343	GBP	610,000	Barclays Bank PLC	06/21/23	(3,304)
USD	932,047	GBP	770,000	BNP Paribas SA	06/21/23	(19,278)
USD	475,129	GBP	390,000	Goldman Sachs International	06/21/23	(6,711)
USD	937,228	GBP	770,000	Morgan Stanley & Co. International PLC	06/21/23	(14,097)
USD	8,808,297	GBP	7,433,140	State Street Bank and Trust Co.	06/21/23	(375,247)
USD	57,529	HKD	450,000	HSBC Bank PLC	06/21/23	(3)
USD	761,000	IDR	11,795,500,000	Standard Chartered Bank	06/21/23	(27,134)
USD	1,868,000	INR	154,960,874	HSBC Bank USA N.A.	06/21/23	(10,995)
USD	59,030	JPY	7,840,000	Bank of America N.A.	06/21/23	(693)
USD	377,890	JPY	51,000,000	Bank of America N.A.	06/21/23	(10,615)
USD	1,726,334	JPY	228,970,957	Bank of Montreal	06/21/23	(17,907)
USD	374,249	JPY	50,000,000	BNP Paribas SA	06/21/23	(6,638)
USD	747,000	JPY	98,171,815	Deutsche Bank AG	06/21/23	(847)
USD	52,078	JPY	6,920,000	Goldman Sachs International	06/21/23	(637)
USD	38,428	JPY	5,130,000	HSBC Bank PLC	06/21/23	(651)
USD	18,200,495	JPY	2,458,182,470	HSBC Bank PLC	06/21/23	(525,299)
USD	118,167	JPY	15,690,000	JPMorgan Chase Bank N.A.	06/21/23	(1,355)
USD	747,222	MXN	14,383,276	Citibank N.A.	06/21/23	(38,987)
USD	2,272,000	MXN	42,389,147	Deutsche Bank AG	06/21/23	(45,047)
USD	426,000	MXN	7,820,976	Goldman Sachs International	06/21/23	(1,505)
USD	740,876	MXN	13,887,276	Goldman Sachs International	06/21/23	(18,221)
USD	1,121,000	MXN	21,662,722	Goldman Sachs International	06/21/23	(63,113)
USD	5,152,474	MXN	94,599,088	Goldman Sachs International	06/21/23	(18,436)
USD	16,694,753	MXN	306,509,238	Goldman Sachs International	06/21/23	(59,445)
USD	221,451	NOK	2,322,263	Goldman Sachs International	06/21/23	(1,135)
USD	263,939	NOK	2,796,242	Toronto-Dominion Bank	06/21/23	(4,077)
USD	279,452	PLN	1,249,338	Toronto-Dominion Bank	06/21/23	(8,601)
USD	28,298	SEK	300,000	Deutsche Bank AG	06/21/23	(723)
USD	977,396	SEK	10,400,000	JPMorgan Chase Bank N.A.	06/21/23	(28,687)
USD	32,091	SEK	341,550	Morgan Stanley & Co. International PLC	06/21/23	(950)
USD	124,153	SEK	1,321,361	Morgan Stanley & Co. International PLC	06/21/23	(3,674)
USD	755,000	ZAR	13,595,542	Barclays Bank PLC	06/21/23	(3,417)
USD	1,868,000	ZAR	34,349,180	Goldman Sachs International	06/21/23	(48,142)
USD	4,258,438	ZAR	79,675,694	HSBC Bank PLC	06/21/23	(186,209)
USD	8,468,000	ZAR	158,300,055	Royal Bank of Canada	06/21/23	(362,646)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	374,000	ZAR	6,943,400	UBS AG	06/21/23	$(13,332)
USD	191,564	IDR	2,893,953,984	BNP Paribas SA	06/30/23	(1,691)
USD	227,740	IDR	3,435,000,975	Deutsche Bank AG	06/30/23	(1,645)
USD	227,695	IDR	3,435,000,974	Standard Chartered Bank	06/30/23	(1,691)
USD	2,126,515	MXN	39,826,436	JPMorgan Chase Bank N.A.	08/31/23	(20,519)
USD	1,038,307	MXN	19,945,349	Morgan Stanley & Co. International PLC	08/31/23	(36,942)
USD	2,376,772	MXN	45,000,000	Morgan Stanley & Co. International PLC	08/31/23	(49,168)

						(5,785,651)

						$(905,146)

Interest Rate Caps/Floors — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Call
5Y-30Y CMS Index Cap	0.07%	Goldman Sachs International	09/27/23	USD	125,226	$158,775	$219,145	$(60,370)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	201	04/06/23	USD	407.00	USD	8,229	$93,364
Advanced Micro Devices, Inc.	19	04/21/23	USD	85.00	USD	186	26,364
Advanced Micro Devices, Inc.	7	04/21/23	USD	95.00	USD	69	4,148
BNP Paribas SA	12	04/21/23	EUR	66.00	EUR	66	72
Constellation Brands, Inc., Class A	13	04/21/23	USD	240.00	USD	294	1,625
EOG Resources, Inc.	17	04/21/23	USD	157.50	USD	195	19,120
Euro Stoxx 50	20	04/21/23	EUR	4,400.00	EUR	863	5,661
Invesco QQQ Trust, Series 1	111	04/21/23	USD	320.00	USD	3,562	56,635
Rockwell Automation, Inc.	4	04/21/23	USD	290.00	USD	117	3,840
SPDR S&P 500 ETF Trust	94	04/21/23	USD	405.00	USD	3,848	92,355
Xtrackers Harvest CSI 300 China A-Shares Fund	292	04/21/23	USD	32.00	USD	861	1,606
Invesco QQQ Trust, Series 1	74	04/28/23	USD	310.00	USD	2,375	116,587
3-Month SOFR Future	97	05/12/23	USD	96.00	USD	23,399	127,919
ConocoPhillips	15	05/19/23	USD	120.00	USD	149	450
Delta Air Lines, Inc.	60	05/19/23	USD	35.00	USD	210	11,490
Euro Stoxx 50	12	05/19/23	EUR	4,100.00	EUR	518	28,930
Euro Stoxx Banks	80	05/19/23	EUR	102.00	EUR	408	16,267
General Dynamics Corp.	8	05/19/23	USD	230.00	USD	183	4,760
Lockheed Martin Corp.	4	05/19/23	USD	500.00	USD	189	1,720
Mercedes-Benz Group AG	39	05/19/23	EUR	76.00	EUR	276	2,855
Nestle SA	43	05/19/23	CHF	110.00	CHF	479	22,512
Nike, Inc., Class B	16	05/19/23	USD	125.00	USD	196	6,040
Northrop Grumman Corp.	2	05/19/23	USD	500.00	USD	92	675
United Airlines Holdings, Inc.	30	05/19/23	USD	45.00	USD	133	7,755
10-Year U.S. Treasury Note Future	19	05/26/23	USD	119.50	USD	2,186	6,234
2-Year U.S. Treasury Note Future	19	05/26/23	USD	104.00	USD	3,925	11,578
CVS Health Corp.	7	06/16/23	USD	85.00	USD	52	256
Health Care Select Sector SPDR Fund	38	06/16/23	USD	138.00	USD	492	2,546
Intuit, Inc.	8	06/16/23	USD	440.00	USD	357	26,760
Uber Technologies, Inc.	63	06/16/23	USD	40.00	USD	200	2,678
Waste Management, Inc.	18	06/16/23	USD	165.00	USD	294	9,270
Kroger Co.	35	07/21/23	USD	50.00	USD	173	8,628

							720,700

Put
3-Month SOFR Future	119	04/14/23	USD	95.00	USD	28,300	13,387
3-Month SOFR Future	136	04/14/23	USD	95.81	USD	32,807	6,800

25

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
iShares iBoxx $ High Yield Corporate Bond ETF	344	04/21/23	USD	73.00	USD	2,599	$7,568
iShares iBoxx $ High Yield Corporate Bond ETF	2,084	04/21/23	USD	72.00	USD	15,745	25,008
iShares iBoxx $ Investment Grade Corporate Bond ETF	457	04/21/23	USD	105.00	USD	5,009	6,170
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,420	04/21/23	USD	104.00	USD	15,565	14,200
iShares Russell 2000 ETF	210	04/21/23	USD	155.00	USD	3,746	3,885
PulteGroup, Inc	42	04/21/23	USD	50.00	USD	245	630
SPDR S&P 500 ETF Trust	172	04/21/23	USD	363.00	USD	7,042	5,418
SPDR S&P Regional Banking ETF	153	04/21/23	USD	45.00	USD	671	39,703
iShares iBoxx $ High Yield Corporate Bond ETF	302	05/19/23	USD	72.00	USD	2,282	12,835
iShares Russell 2000 ETF	141	05/19/23	USD	168.00	USD	2,515	33,064
3-Month SOFR Future	191	03/15/24	USD	95.75	USD	45,904	242,331

							410,999

							$1,131,699

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
Euro Stoxx 50	Down-and-in	Citibank N.A.	186	04/21/23	EUR	4,100.00	EUR	3,971.00	EUR	763	$387
USD Currency	Up-and-out	JPMorgan Chase Bank N.A.	—	06/27/23	USD	1.09	USD	1.10	EUR	1,622	6,718

											7,105

Put
USD Currency	One Touch	Bank of America N.A.	—	04/19/23	JPY	110.00	JPY	110.00	USD	120	16
EUR Currency	One Touch	Bank of America N.A.	—	04/26/23	CAD	1.40	CAD	1.40	EUR	54	686
GBP Currency	One Touch	JPMorgan Chase Bank N.A.	—	05/11/23	USD	1.00	USD	1.00	GBP	153	30

											732

											$7,837

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	Barclays Bank PLC	—	04/11/23	CLP	820.00	USD	586	$2,078
USD Currency	Barclays Bank PLC	—	04/13/23	CNH	6.95	USD	596	883
EUR Currency	Bank of America N.A.	—	04/21/23	USD	1.13	EUR	6,670	1,403
USD Currency	Citibank N.A.	—	04/28/23	NOK	11.00	USD	604	1,571
EUR Currency	Deutsche Bank AG	—	05/05/23	USD	1.11	EUR	4,340	11,564
ING Groep NV	Goldman Sachs International	30,100	05/19/23	EUR	11.50	EUR	329	6,493
TOPIX Banks Index	BNP Paribas SA	202,200	07/14/23	JPY	218.87	JPY	38,014	4,846
TOPIX Banks Index	Goldman Sachs International	336,865	07/14/23	JPY	226.71	JPY	63,331	5,526
TOPIX Banks Index	JPMorgan Chase Bank N.A.	134,935	07/14/23	JPY	227.60	JPY	25,368	2,118

								36,482

Put
USD Currency	Deutsche Bank AG	—	04/20/23	NOK	10.40	USD	604	6,356
Financial Select Sector SPDR Fund	Citibank N.A.	29,900	04/21/23	USD	29.00	USD	961	2,691
EUR Currency	Morgan Stanley & Co. International PLC	—	04/28/23	NOK	11.30	EUR	554	5,192
USD Currency	Deutsche Bank AG	—	05/04/23	MXN	18.00	USD	4,242	42,180
USD Currency	Deutsche Bank AG	—	05/12/23	BRL	5.10	USD	596	12,890
USD Currency	Bank of America N.A.	—	05/25/23	MXN	18.25	USD	17,905	350,279
USD Currency	Bank of America N.A.	—	05/29/23	JPY	130.00	USD	4,055	57,311
USD Currency	Bank of America N.A.	—	06/06/23	JPY	123.25	USD	7,260	31,828
USD Currency	Bank of America N.A.	—	06/16/23	JPY	126.70	USD	4,760	47,976

								556,703

								$593,185

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value

Put
Payout at expiry if S&P 500 <= 3687.14 and 10-year swap <= 3.34	Citibank N.A.	151,128	04/21/23	USD	557,230	$1,500
Payout at expiry if S&P 500 <= 3687.14 and 10-year swap <= 3.33	Citibank N.A.	151,128	05/19/23	USD	557,230	6,089
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 4.99(b)	Citibank N.A.	155,444	05/19/23	USD	598,152	2,153
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 5.09(b)	Citibank N.A.	155,444	05/19/23	USD	598,152	3,187
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 4.92(b)	Citibank N.A.	155,444	06/16/23	USD	598,152	1,418
Payout at expiry if S&P 500 <= 3848.02 and 2-year swap >= 5.02(b)	Citibank N.A.	155,444	06/16/23	USD	598,152	4,101

						$18,448

(a)	Option only pays if both terms are met on the expiration date.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
10-Year Interest Rate Swap, 08/09/33	1-Day SOFR, 4.80%	Quarterly	2.85%	Semi-Annual	Goldman Sachs International	08/07/23	2.85%	USD	9,709	$130,190
2-Year Interest Rate Swap, 08/24/23	1-Day SOFR, 4.80%	Quarterly	3.10%	Semi-Annual	Goldman Sachs International	08/22/23	3.10	USD	28,802	224,945
2-Year Interest Rate Swap, 09/07/23	1-Day SONIA, 4.18%	Quarterly	3.25%	Semi-Annual	Goldman Sachs International	09/05/23	3.25	USD	57,368	718,838
10-Year Interest Rate Swap, 09/23/33	1-Day SOFR, 4.80%	Quarterly	2.81%	Semi-Annual	Morgan Stanley & Co. International PLC	09/21/23	2.81	USD	7,459	117,057
10-Year Interest Rate Swap, 09/24/33	1-Day SOFR, 4.80%	Quarterly	2.80%	Semi-Annual	Morgan Stanley & Co. International PLC	09/22/23	2.80	USD	3,178	49,188
10-Year Interest Rate Swap, 10/26/33	1-Day SOFR, 4.80%	Quarterly	3.05%	Semi-Annual	Citibank N.A.	10/24/23	3.05	USD	10,739	281,681
10-Year Interest Rate Swap, 11/01/33	1-Day SOFR, 4.80%	Quarterly	2.90%	Semi-Annual	JPMorgan Chase Bank N.A.	10/30/23	2.90	USD	10,739	227,150
10-Year Interest Rate Swap, 11/09/33	1-Day SOFR, 4.80%	Quarterly	2.82%	Semi-Annual	Goldman Sachs International	11/07/23	2.82	USD	4,401	84,049
30-Year Interest Rate Swap, 11/16/53	1-Day SOFR, 4.80%	Quarterly	2.85%	Semi-Annual	Citibank N.A.	11/14/23	2.85	USD	3,286	162,278
2-Year Interest Rate Swap, 02/19/27	6-Month EURIBOR, 3.34%	Semi- Annual	2.20%	Annual	Morgan Stanley & Co. International PLC	02/17/25	2.20	EUR	3,720	26,461

										2,021,837

Put
10-Year Interest Rate Swap, 04/05/33	3.80%	Semi- Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	04/03/23	3.80	USD	9,262	—
1-Year Interest Rate Swap, 04/03/24	2.47%	Annual	1-Day SONIA, 4.18%	Annual	Goldman Sachs International	04/03/23	2.47	GBP	46,501	1,142,458
10-Year Interest Rate Swap, 04/16/33	3.13%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	Goldman Sachs International	04/14/23	3.13	EUR	1,100	2,949
1-Year Interest Rate Swap, 05/04/24	1.00%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	Goldman Sachs International	05/02/23	1.00	EUR	27,030	742,017
10-Year Interest Rate Swap, 10/26/33	4.55%	Semi- Annual	1-Day SOFR, 4.80%	Quarterly	Citibank N.A.	10/24/23	4.55	USD	10,739	25,636
10-Year Interest Rate Swap, 11/01/33	4.40%	Semi- Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	4.40	USD	10,739	34,926
10-Year Interest Rate Swap, 11/09/33	4.82%	Semi- Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	11/07/23	4.82	USD	4,401	7,588

										1,955,574

										$3,977,411

27

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Interest Rate Caps/Floors Sold

Description	Excercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Call
5Y-30Y CMS Index Cap	0.57%	Goldman Sachs International	09/27/23	USD	125,226	$(45,858)	$(64,321)	$18,463

Put
5Y-30Y CMS Index Floor	0.68%	Goldman Sachs International	09/27/23	USD	125,226	(651,867)	(125,226)	(526,641)

						$(697,725)	$(189,547)	$(508,178)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	201	04/06/23	USD	414.00	USD	8,229	$(22,612)
2-Year U.S. Treasury Note Future	19	04/21/23	USD	104.50	USD	3,925	(2,078)
5-Year U.S. Treasury Note Future	8	04/21/23	USD	109.00	USD	877	(7,687)
Advanced Micro Devices, Inc.	27	04/21/23	USD	110.00	USD	265	(1,647)
Constellation Brands, Inc., Class A	5	04/21/23	USD	260.00	USD	113	(275)
EOG Resources, Inc.	17	04/21/23	USD	177.50	USD	195	(170)
Invesco QQQ Trust, Series 1	111	04/21/23	USD	335.00	USD	3,562	(8,411)
SPDR S&P 500 ETF Trust	94	04/21/23	USD	415.00	USD	3,848	(37,976)
Xtrackers Harvest CSI 300 China A-Shares Fund	292	04/21/23	USD	35.00	USD	861	(876)
3-Month SOFR Future	97	05/12/23	USD	96.50	USD	23,399	(65,475)
ConocoPhillips	15	05/19/23	USD	140.00	USD	149	(60)
iShares iBoxx $ High Yield Corporate Bond ETF	302	05/19/23	USD	76.00	USD	2,282	(19,781)
Mercedes-Benz Group AG	39	05/19/23	EUR	82.00	EUR	276	(338)
Nestle SA	43	05/19/23	CHF	116.00	CHF	479	(1,762)
CVS Health Corp.	7	06/16/23	USD	95.00	USD	52	(60)
Intuit, Inc.	8	06/16/23	USD	470.00	USD	357	(15,040)
SPDR S&P 500 ETF Trust	14	12/15/23	USD	420.00	USD	573	(35,756)

							(220,004)

Put
3-Month SOFR Future	181	04/14/23	USD	95.13	USD	43,662	(1,131)
3-Month SOFR Future	179	04/14/23	USD	94.50	USD	42,568	(1,119)
2-Year U.S. Treasury Note Future	19	04/21/23	USD	102.50	USD	3,925	(2,969)
5-Year U.S. Treasury Note Future	8	04/21/23	USD	108.00	USD	877	(1,188)
BNP Paribas SA	12	04/21/23	EUR	60.00	EUR	66	(6,448)
Constellation Brands, Inc., Class A	13	04/21/23	USD	200.00	USD	294	(1,008)
EOG Resources, Inc.	12	04/21/23	USD	112.50	USD	138	(3,240)
Euro Stoxx 50	20	04/21/23	EUR	3,900.00	EUR	863	(1,507)
Invesco QQQ Trust, Series 1	207	04/21/23	USD	280.00	USD	6,643	(6,624)
iShares iBoxx $ High Yield Corporate Bond ETF	344	04/21/23	USD	69.00	USD	2,599	(2,408)
iShares iBoxx $ Investment Grade Corporate Bond ETF	457	04/21/23	USD	101.00	USD	5,009	(2,285)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,420	04/21/23	USD	100.00	USD	15,565	(5,680)
PulteGroup, Inc.	42	04/21/23	USD	40.00	USD	245	(210)
SPDR S&P 500 ETF Trust	62	04/21/23	USD	372.00	USD	2,538	(3,007)
SPDR S&P 500 ETF Trust	172	04/21/23	USD	345.00	USD	7,042	(2,666)
SPDR S&P 500 ETF Trust	47	04/21/23	USD	365.00	USD	1,924	(1,622)
SPDR S&P Regional Banking ETF	153	04/21/23	USD	40.00	USD	671	(11,322)
Invesco QQQ Trust, Series 1	37	04/28/23	USD	280.00	USD	1,187	(2,109)
3-Month SOFR Future	49	05/12/23	USD	95.25	USD	11,820	(2,450)
ConocoPhillips	15	05/19/23	USD	90.00	USD	149	(2,835)
Delta Air Lines, Inc.	60	05/19/23	USD	27.00	USD	210	(1,080)
Euro Stoxx Banks	80	05/19/23	EUR	90.00	EUR	408	(6,399)
iShares iBoxx $ High Yield Corporate Bond ETF	302	05/19/23	USD	68.00	USD	2,282	(3,322)
iShares Russell 2000 ETF	141	05/19/23	USD	160.00	USD	2,515	(17,131)
iShares Russell 2000 ETF	71	05/19/23	USD	152.00	USD	1,267	(4,473)
Lockheed Martin Corp.	4	05/19/23	USD	420.00	USD	189	(840)
Nike, Inc., Class B	16	05/19/23	USD	105.00	USD	196	(992)
Northrop Grumman Corp.	2	05/19/23	USD	400.00	USD	92	(540)
United Airlines Holdings, Inc.	30	05/19/23	USD	38.00	USD	133	(2,505)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
10-Year U.S. Treasury Note Future	14	05/26/23	USD	114.50	USD	1,611	$(17,719)
Health Care Select Sector SPDR Fund	38	06/16/23	USD	120.00	USD	492	(3,876)
Uber Technologies, Inc.	63	06/16/23	USD	30.00	USD	200	(11,403)
Waste Management, Inc.	18	06/16/23	USD	150.00	USD	294	(3,015)
Kroger Co.	35	07/21/23	USD	40.00	USD	173	(1,173)
3-Month SOFR Future	287	03/15/24	USD	94.75	USD	68,977	(121,975)

							(258,271)

							$(478,275)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	Barclays Bank PLC	—	04/11/23	CLP	880.00	CLP	732	$(119)
USD Currency	Barclays Bank PLC	—	04/13/23	CNH	7.10	CNH	596	(83)
EUR Currency	Morgan Stanley & Co. International PLC	—	04/28/23	NOK	11.50	NOK	554	(3,672)
ING Groep NV	Goldman Sachs International	30,100	05/19/23	EUR	12.50	EUR	329	(1,521)

								(5,395)

Put
USD Currency	Barclays Bank PLC	—	04/11/23	CLP	750.00	CLP	586	(122)
USD Currency	Deutsche Bank AG	—	04/20/23	NOK	10.00	NOK	906	(1,155)
USD Currency	Deutsche Bank AG	—	05/12/23	BRL	4.90	BRL	894	(5,963)
ING Groep NV	Goldman Sachs International	30,100	05/19/23	EUR	9.00	EUR	329	(5,259)
USD Currency	Bank of America N.A.	—	05/25/23	MXN	17.75	MXN	23,873	(166,447)
USD Currency	Bank of America N.A.	—	05/29/23	JPY	124.00	JPY	6,083	(25,152)
USD Currency	Bank of America N.A.	—	06/06/23	JPY	121.31	JPY	7,260	(21,744)
USD Currency	Bank of America N.A.	—	06/16/23	JPY	124.70	JPY	4,760	(33,472)
TOPIX Banks Index	BNP Paribas SA	202,200	07/14/23	JPY	175.10	JPY	38,014	(11,769)
TOPIX Banks Index	Goldman Sachs International	336,865	07/14/23	JPY	181.37	JPY	63,331	(26,564)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	134,935	07/14/23	JPY	182.07	JPY	25,368	(10,986)

								(308,633)

								$(314,028)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
2-Year Interest Rate Swap, 06/01/25	3.30%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Morgan Stanley & Co. International PLC	05/30/23	3.30%	USD	42,312	$(81,057)
2-Year Interest Rate Swap, 06/01/25	3.30%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	05/30/23	3.30	USD	42,312	(81,057)
5-Year Interest Rate Swap, 06/01/28	2.80%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	05/30/23	2.80	USD	17,141	(59,521)
5-Year Interest Rate Swap, 06/01/28	2.80%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	05/30/23	2.80	USD	17,141	(59,521)
5-Year Interest Rate Swap, 06/16/28	2.50%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	06/14/23	2.50	USD	8,516	(19,469)
2-Year Interest Rate Swap, 08/24/23	2.70%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	08/22/23	2.70	USD	28,802	(134,377)
2-Year Interest Rate Swap, 09/08/27	2.95%	Annual	1-Day SOFR, 4.80%	Annual	Goldman Sachs International	09/05/23	2.95	USD	57,368	(527,963)
2-Year Interest Rate Swap, 10/26/25	3.09%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Citibank N.A.	10/24/23	3.09	USD	42,956	(246,635)
2-Year Interest Rate Swap, 11/01/25	2.95%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	2.95	USD	42,956	(220,023)

29

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call (continued)
2-Year Interest Rate Swap, 11/09/25	3.26%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Goldman Sachs International	11/07/23	3.26%	USD	17,604	$(128,341)
2-Year Interest Rate Swap, 11/16/25	2.75%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Citibank N.A.	11/14/23	2.75	USD	32,857	(146,725)
10-Year Interest Rate Swap, 12/16/33	2.40%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Morgan Stanley & Co. International PLC	12/14/23	2.40	USD	2,349	(25,482)
2-Year Interest Rate Swap, 01/19/26	2.75%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	Citibank N.A.	01/17/24	2.75	USD	12,640	(73,377)
2-Year Interest Rate Swap, 03/23/26	2.50%	Semi-Annual	1-Day SOFR, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	03/21/24	2.50	USD	610	(3,383)

										(1,806,931)

Put
1-Year Interest Rate Swap, 04/03/24	1-Day SONIA, 4.18%	Annual	3.22%	Annual	Goldman Sachs International	04/03/23	3.22	GBP	93,003	(1,459,981)
10-Year Interest Rate Swap, 04/08/33	1-Day SOFR, 4.80%	Quarterly	3.40%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/23	3.40	USD	11,751	(8,838)
10-Year Interest Rate Swap, 04/16/33	6-Month EURIBOR, 3.34%	Semi-Annual	3.53%	Annual	Goldman Sachs International	04/14/23	3.53	EUR	1,100	(71)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 4.80%	Quarterly	3.45%	Semi-Annual	Morgan Stanley & Co. International PLC	04/18/23	3.45	USD	5,856	(13,922)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 4.80%	Quarterly	3.45%	Semi-Annual	Bank of America N.A.	04/18/23	3.45	USD	5,850	(13,908)
1-Year Interest Rate Swap, 05/04/24	6-Month EURIBOR, 3.34%	Semi-Annual	1.75%	Annual	Goldman Sachs International	05/02/23	1.75	EUR	54,060	(1,057,876)
5-Year Interest Rate Swap, 06/10/28	1-Day SOFR, 4.80%	Quarterly	4.00%	Semi-Annual	JPMorgan Chase Bank N.A.	06/08/23	4.00	USD	18,054	(34,695)
2-Year Interest Rate Swap, 06/14/25	1-Day SONIA, 4.18%	Annual	4.70%	Annual	Citibank N.A.	06/14/23	4.70	GBP	368	(1,052)
2-Year Interest Rate Swap, 06/14/25	1-Day SONIA, 4.18%	Annual	4.70%	Annual	Citibank N.A.	06/14/23	4.70	GBP	287	(822)
5-Year Interest Rate Swap, 06/16/28	1-Day SOFR, 4.80%	Quarterly	3.90%	Semi-Annual	Goldman Sachs International	06/14/23	3.90	USD	8,516	(23,877)
10-Year Interest Rate Swap, 07/05/33	1-Day SOFR, 4.80%	Quarterly	3.85%	Semi-Annual	JPMorgan Chase Bank N.A.	07/03/23	3.85	USD	9,262	(31,880)
2-Year Interest Rate Swap, 07/17/25	1-Day SONIA, 4.18%	Annual	4.20%	Annual	Barclays Bank PLC	07/17/23	4.20	GBP	345	(2,591)
10-Year Interest Rate Swap, 08/09/33	1-Day SOFR, 4.80%	Quarterly	3.75%	Semi-Annual	Goldman Sachs International	08/07/23	3.75	USD	12,136	(78,256)
2-Year Interest Rate Swap, 08/24/23	1-Day SOFR, 4.80%	Quarterly	3.75%	Semi-Annual	Goldman Sachs International	08/22/23	3.75	USD	14,401	(49,525)
2-Year Interest Rate Swap, 08/25/25	1-Day SONIA, 4.18%	Annual	4.75%	Annual	Citibank N.A.	08/25/23	4.75	GBP	1,279	(5,217)
2-Year Interest Rate Swap, 09/07/23	1-Day SOFR, 4.80%	Quarterly	3.85%	Semi-Annual	Goldman Sachs International	09/05/23	3.85	USD	28,684	(65,446)
2-Year Interest Rate Swap, 09/23/25	1-Day SOFR, 4.80%	Quarterly	4.73%	Semi-Annual	Morgan Stanley & Co. International PLC	09/21/23	4.73	USD	73,619	(109,265)
2-Year Interest Rate Swap, 09/24/25	1-Day SOFR, 4.80%	Quarterly	4.50%	Semi-Annual	Morgan Stanley & Co. International PLC	09/22/23	4.50	USD	36,599	(82,592)
10-Year Interest Rate Swap, 10/04/33	1-Day SOFR, 4.80%	Quarterly	3.93%	Semi-Annual	Goldman Sachs International	10/02/23	3.93	USD	12,560	(79,062)
2-Year Interest Rate Swap, 11/16/25	1-Day SOFR, 4.80%	Quarterly	4.75%	Semi-Annual	Citibank N.A.	11/14/23	4.75	USD	26,285	(42,513)
2-Year Interest Rate Swap, 12/03/25	1-Day SOFR, 4.80%	Quarterly	3.90%	Semi-Annual	Citibank N.A.	12/01/23	3.90	USD	12,640	(69,510)

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Put (continued)
10-Year Interest Rate Swap, 12/16/33	1-Day SOFR, 4.80%	Quarterly	3.60%	Semi-Annual	Morgan Stanley & Co. International PLC	12/14/23	3.60%	USD	2,349	$(34,187)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 4.80%	Quarterly	3.79%	Semi-Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79	USD	36,849	(330,890)

										(3,595,976)

										$(5,402,907)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	USD	644	$(8,854)	$3,927	$(12,781)
iTraxx.XO.38.V1	5.00	Quarterly	12/20/27	EUR	528	(21,547)	(12,587)	(8,960)
CDX.NA.HY.40.V1	5.00	Quarterly	06/20/28	USD	923	(15,659)	940	(16,599)
iTraxx.EUR.39.V1	1.00	Quarterly	06/20/28	EUR	2,209	18,572	8,839	9,733
iTraxx.FINSR.39.V1	1.00	Quarterly	06/20/28	EUR	2,265	(2,189)	31,480	(33,669)
iTraxx.XO.39.V1	5.00	Quarterly	06/20/28	EUR	847	(25,629)	(8,311)	(17,318)

						$(55,306)	$24,288	$(79,594)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.39.V1	1.00%	Quarterly	12/20/27	BBB+		USD 1,750		$21,037	$2,590	$18,447

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3.75%	Monthly	1-Day SOFR, 4.80%	Monthly	N/A		02/13/24	USD	89,182	$908,942	$154	$908,788
1-Day SOFR, 4.80%	Monthly	4.40%	Monthly	N/A		02/13/24	USD	178,365	(680,566)	309	(680,875)
28-Day MXIBTIIE, 11.52%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	24,395	(80,891)	3	(80,894)
28-Day MXIBTIIE, 11.52%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(78,669)	2	(78,671)
1-Day SOFR, 4.80%	Annual	1.13%	Annual	N/A		03/07/24	USD	53,146	(1,893,748)	109	(1,893,857)
1-Day SOFR, 4.80%	Annual	1.13%	Annual	N/A		03/08/24	USD	78,484	(2,795,406)	162	(2,795,568)
1-Day SOFR, 4.80%	Monthly	4.50%	Monthly	N/A		03/09/24	USD	86,999	(220,155)	143	(220,298)
1-Day SOFR, 4.80%	Annual	1.08%	Annual	N/A		03/18/24	USD	107,840	(3,855,315)	230	(3,855,545)
1-Day SOFR, 4.80%	Monthly	4.46%	Monthly	07/12/23	(a)	07/12/24	USD	36,640	21,616	119	21,497
1-Day SONIA, 4.18%	Monthly	4.26%	Monthly	09/06/23	(a)	09/06/24	GBP	9,663	(18,657)	53	(18,710)
0.23%	Annual	1-Day JPOIS, (0.03%)	Annual	N/A		01/11/25	JPY	96,050	(1,809)	3	(1,812)
0.27%	Annual	1-Day JPOIS, (0.03%)	Annual	N/A		01/12/25	JPY	216,750	(5,223)	7	(5,230)
0.24%	Annual	1-Day JPOIS, (0.03%)	Annual	N/A		01/19/25	JPY	498,950	(9,534)	17	(9,551)
28-Day MXIBTIIE, 11.52%	Monthly	9.95%	Monthly	N/A		02/07/25	MXN	340,889	(88,778)	85	(88,863)
2.00%	Annual	1-Day SOFR, 4.80%	Annual	N/A		02/17/25	USD	13,940	584,397	58	584,339
1-Day SOFR, 4.80%	Annual	2.60%	Annual	N/A		02/17/25	USD	49,553	(1,505,453)	206	(1,505,659)
1-Day SOFR, 4.80%	Annual	2.70%	Annual	N/A		02/17/25	USD	49,553	(1,410,120)	206	(1,410,326)
1.71%	Monthly	1-Day SSARON, 1.42%	Monthly	02/20/24	(a)	02/20/25	CHF	3,540	10,297	363	9,934
1-Day ESTR, 1,079.62%	Monthly	3.27%	Monthly	02/20/24	(a)	02/20/25	EUR	3,670	8,023	128	7,895
2.12%	Monthly	1-Day SSARON, 1.42%	Monthly	03/11/24	(a)	03/11/25	CHF	3,610	(6,336)	13	(6,349)
1-Day ESTR, 1,079.62%	Monthly	3.58%	Monthly	03/11/24	(a)	03/11/25	EUR	3,690	20,880	13	20,867

31

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day ESTR, 1,079.62%	Monthly	3.64%	Monthly	03/12/24	(a)	03/12/25	EUR	3,700	$23,290	$275	$23,015
3.81%	Annual	3-Month NIBOR, 3.69%	Quarterly	03/12/24	(a)	03/12/25	NOK	41,690	(23,750)	13	(23,763)
2.84%	Annual	1-Day ESTR, 1,079.62%	Annual	06/12/23	(a)	03/13/25	EUR	5,170	33,959	26	33,933
2.95%	Annual	1-Day ESTR, 1,079.62%	Annual	06/12/23	(a)	03/13/25	EUR	7,210	33,263	38	33,225
1-Day SONIA, 4.18%	Monthly	3.84%	Monthly	03/18/24	(a)	03/18/25	GBP	4,860	(10,759)	19	(10,778)
3-Month JIBAR, 7.96%	Quarterly	7.20%	Quarterly	03/20/24	(a)	03/20/25	ZAR	40,720	(8,755)	8	(8,763)
1-Day SONIA, 4.18%	Monthly	3.85%	Monthly	03/25/24	(a)	03/25/25	GBP	9,900	(19,410)	39	(19,449)
1-Day ESTR, 1,079.62%	Monthly	2.84%	Monthly	03/26/24	(a)	03/26/25	EUR	4,570	(7,729)	7,089	(14,818)
28-Day MXIBTIIE, 11.52%	Monthly	10.20%	Monthly	N/A		03/27/25	MXN	26,081	4,053	6	4,047
4.45%	Annual	3-Month PRIBOR, 7.18%	Quarterly	06/19/24	(a)	06/19/25	CZK	29,791	4,039	4	4,035
3-Month JIBAR, 7.96%	Quarterly	7.70%	Quarterly	06/19/24	(a)	06/19/25	ZAR	47,530	1,576	9	1,567
5.53%	Annual	6-Month WIBOR, 6.95%	Semi-Annual	09/20/23	(a)	09/20/25	PLN	4,753	5,687	5	5,682
1-Day SOFR, 4.80%	Annual	3.75%	Annual	N/A		12/15/25	USD	11,532	(38,123)	46	(38,169)
3-Month LIBOR, 5.19%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	20,840	(2,171,444)	110	(2,171,554)
0.68%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/19/26	USD	12,034	1,145,146	65	1,145,081
0.70%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/22/26	USD	3,289	311,584	18	311,566
3-Month LIBOR, 5.19%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	22,775	(2,056,251)	123	(2,056,374)
1-Day SONIA, 4.18%	Monthly	3.60%	Monthly	03/17/25	(a)	03/17/26	GBP	860	(587)	(41)	(546)
1-Day SONIA, 4.18%	Monthly	3.75%	Monthly	03/17/25	(a)	03/17/26	GBP	1,720	1,718	4,820	(3,102)
1-Day SONIA, 4.18%	Monthly	3.70%	Monthly	03/31/25	(a)	03/31/26	GBP	430	222	2	220
0.60%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		04/08/26	USD	54,466	5,670,766	309	5,670,457
0.62%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		04/08/26	USD	22,427	2,320,259	128	2,320,131
3-Month LIBOR, 5.19%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	54,466	(5,222,609)	309	(5,222,918)
3-Month LIBOR, 5.19%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	22,427	(2,135,723)	127	(2,135,850)
0.63%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		05/26/26	USD	55,869	5,596,897	331	5,596,566
0.64%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		05/27/26	USD	84,240	8,414,982	500	8,414,482
0.85%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		05/27/26	USD	28,080	2,611,545	167	2,611,378
3-Month KRW CDC, 3.59%	Quarterly	3.04%	Quarterly	06/21/23	(a)	06/21/26	KRW	2,663,120	(9,397)	21	(9,418)
3-Month KRW CDC, 3.59%	Quarterly	3.08%	Quarterly	06/21/23	(a)	06/21/26	KRW	1,736,080	(4,603)	13	(4,616)
3-Month LIBOR, 5.19%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	9,304	(949,200)	56	(949,256)
0.94%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		10/14/26	USD	5,483	558,129	36	558,093
1.17%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		10/14/26	USD	9,208	859,904	61	859,843
1.15%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/10/26	USD	22,414	2,078,682	151	2,078,531
3-Month LIBOR, 5.19%	Quarterly	1.39%	Semi-Annual	N/A		01/07/27	USD	40,270	(3,742,677)	282	(3,742,959)
3-Month LIBOR, 5.19%	Quarterly	1.42%	Semi-Annual	N/A		01/10/27	USD	16,315	(1,499,184)	114	(1,499,298)
3-Month LIBOR, 5.19%	Quarterly	1.47%	Semi-Annual	N/A		01/14/27	USD	5,755	(514,542)	40	(514,582)
1-Day SONIA, 4.18%	Monthly	3.09%	Monthly	02/02/26	(a)	02/02/27	GBP	1,010	(3,783)	52	(3,835)
3-Month LIBOR, 5.19%	Quarterly	1.63%	Semi-Annual	N/A		02/09/27	USD	54,116	(4,449,475)	387	(4,449,862)
1-Day SOFR, 4.80%	Annual	1.56%	Annual	N/A		03/07/27	USD	26,573	(1,936,874)	194	(1,937,068)
1-Day SOFR, 4.80%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	9,879	108,247	44	108,203
1-Day SONIA, 4.18%	Monthly	3.45%	Monthly	03/16/26	(a)	03/16/27	GBP	2,560	890	4,102	(3,212)
1-Day SOFR, 4.80%	Annual	2.91%	Annual	N/A		10/06/27	USD	23,492	(630,693)	195	(630,888)
28-Day MXIBTIIE, 11.52%	Monthly	8.42%	Monthly	N/A		01/20/28	MXN	17,038	(7,100)	9	(7,109)
1-Day SONIA, 4.18%	Monthly	3.20%	Monthly	01/26/27	(a)	01/26/28	GBP	3,490	(587)	1,229	(1,816)
2.90%	Quarterly	China Fixing Repo Rates 7-Day, 2.70%	Quarterly	06/21/23	(a)	06/21/28	CNY	10,790	(4,540)	18	(4,558)
2.94%	Quarterly	China Fixing Repo Rates 7-Day, 2.70%	Quarterly	06/21/23	(a)	06/21/28	CNY	5,840	(3,776)	10	(3,786)
5.70%	Annual	6-Month WIBOR, 6.95%	Semi-Annual	09/20/23	(a)	09/20/28	PLN	5,472	(20,375)	14	(20,389)
5.81%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	N/A		10/17/30	MXN	60,000	492,944	44	492,900
5.89%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	N/A		10/22/30	MXN	100,000	793,387	74	793,313
0.81%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/23/30	USD	5,481	1,002,264	90	1,002,174
1.17%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/04/31	USD	9,608	1,586,981	124	1,586,857
1.20%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/05/31	USD	2,857	467,527	37	467,490
5.52%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	N/A		02/11/31	MXN	120,000	1,134,894	6,180	1,128,714
3-Month LIBOR, 5.19%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	41,944	(6,339,328)	560	(6,339,888)
3-Month LIBOR, 5.19%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	12,190	(1,826,641)	163	(1,826,804)
1.57%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		05/27/31	USD	7,833	1,064,270	106	1,064,164
1.54%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		05/28/31	USD	1,391	191,927	19	191,908
0.02%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	N/A		08/26/31	EUR	8,789	2,088,896	154	2,088,742
1.38%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		10/14/31	USD	4,274	681,550	59	681,491

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1.38%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		10/14/31	USD	6,215	$992,362	$86	$992,276
1.40%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		10/12/31	USD	7,023	1,115,008	97	1,114,911
3-Month LIBOR, 5.19%	Quarterly	1.59%	Semi-Annual	N/A		10/14/31	USD	16,740	(2,398,199)	235	(2,398,434)
3-Month LIBOR, 5.19%	Quarterly	1.62%	Semi-Annual	N/A		11/19/31	USD	22,175	(3,086,602)	315	(3,086,917)
1.44%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/26/31	USD	3,889	594,165	54	594,111
1.41%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/30/31	USD	2,702	419,143	38	419,105
3-Month LIBOR, 5.19%	Quarterly	1.76%	Semi-Annual	N/A		01/28/32	USD	33,147	(4,537,042)	478	(4,537,520)
28-Day MXIBTIIE, 11.52%	Monthly	7.61%	Monthly	N/A		01/28/32	MXN	50,000	(141,623)	35	(141,658)
28-Day MXIBTIIE, 11.52%	Monthly	7.68%	Monthly	N/A		01/30/32	MXN	29,564	(76,666)	19	(76,685)
2.38%	Annual	1-Day SOFR, 4.80%	Annual	N/A		04/08/32	USD	2,064	140,288	30	140,258
2.60%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/26/32	USD	2,477	128,912	36	128,876
6-Month EURIBOR, 3.34%	Semi-Annual	2.44%	Annual	07/14/27	(a)	07/14/32	EUR	772	(12,921)	10	(12,931)
1-Day SOFR, 4.80%	Annual	3.47%	Annual	N/A		10/04/32	USD	10,373	196,003	155	195,848
1-Day SOFR, 4.80%	Annual	3.42%	Annual	N/A		10/05/32	USD	4,851	69,868	75	69,793
1-Day SOFR, 4.80%	Annual	3.05%	Annual	N/A		10/28/32	USD	11,502	(199,809)	179	(199,988)
1-Day SOFR, 4.80%	Annual	2.88%	Annual	N/A		11/02/32	USD	11,629	(372,223)	181	(372,404)
1-Day SOFR, 4.80%	Annual	2.92%	Annual	N/A		11/04/32	USD	11,608	(331,313)	181	(331,494)
1-Day SOFR, 4.80%	Annual	2.90%	Annual	N/A		11/15/32	USD	18,194	(546,231)	283	(546,514)
1-Day SOFR, 4.80%	Annual	3.20%	Annual	N/A		11/28/32	USD	11,066	(43,890)	173	(44,063)
1-Day ESTR, 1,079.62%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	2,870	(41,797)	40	(41,837)
1-Day ESTR, 1,079.62%	Annual	2.71%	Annual	03/27/28	(a)	03/27/33	EUR	860	977	4,740	(3,763)
1.91%	Annual	1-Day SSARON, 1.42%	Annual	03/31/23	(a)	03/31/33	CHF	760	711	804	(93)
1-Day ESTR, 1,079.62%	Annual	2.74%	Annual	03/31/28	(a)	03/31/33	EUR	210	563	291	272
6-Month EURIBOR, 3.34%	Semi-Annual	2.96%	Annual	03/31/23	(a)	03/31/33	EUR	800	713	124	589
1-Day ESTR, 1,079.62%	Annual	2.73%	Annual	04/03/28	(a)	04/03/33	EUR	530	1,055	321	734
2.98%	Quarterly	3-Month KRW CDC, 3.59%	Quarterly	06/21/23	(a)	06/21/33	KRW	910,025	6,944	13	6,931
3.01%	Quarterly	3-Month KRW CDC, 3.59%	Quarterly	06/21/23	(a)	06/21/33	KRW	549,650	2,911	7	2,904
3.24%	Annual	1-Day SOFR, 4.80%	Annual	08/09/23	(a)	08/09/33	USD	5,937	(61,696)	107	(61,803)
1.70%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/26/41	USD	2,087	508,301	47	508,254
2.73%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	N/A		11/04/42	EUR	511	8,654	1,663	6,991
2.67%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	04/04/23	(a)	02/04/48	EUR	90	(344)	3	(347)
2.67%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	04/04/23	(a)	02/04/48	EUR	60	(206)	2	(208)
1.30%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/19/50	USD	5,222	1,912,396	141	1,912,255
1.22%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/27/50	USD	6,800	2,589,204	183	2,589,021
1.45%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		12/11/50	USD	1,791	603,603	48	603,555
3-Month LIBOR, 5.19%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD	7,691	(2,940,895)	207	(2,941,102)
1.27%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		12/30/50	USD	6,800	2,508,964	184	2,508,780
1.45%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		01/07/51	USD	6,212	2,159,284	182	2,159,102
1.52%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		01/08/51	USD	2,120	707,085	62	707,023
1.63%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		01/25/51	USD	4,697	1,468,469	138	1,468,331
1.48%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		01/28/51	USD	7,179	2,434,639	211	2,434,428
1.58%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/01/51	USD	4,957	1,592,836	146	1,592,690
1.66%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/04/51	USD	5,469	1,668,461	161	1,668,300
1.68%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/05/51	USD	2,857	860,938	84	860,854
0.89%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/10/51	USD	3,789	1,699,336	111	1,699,225
3-Month LIBOR, 5.19%	Quarterly	1.24%	Semi-Annual	N/A		02/10/51	USD	5,684	(2,179,064)	167	(2,179,231)
1.91%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		02/22/51	USD	1,118	287,520	33	287,487
1.97%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		05/28/51	USD	668	160,867	20	160,847
2.01%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		05/27/51	USD	4,051	948,448	122	948,326
2.04%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		06/07/51	USD	1,266	289,650	38	289,612
3-Month LIBOR, 5.19%	Quarterly	1.83%	Semi-Annual	N/A		06/22/51	USD	4,593	(1,226,033)	139	(1,226,172)
1.63%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		08/23/51	USD	1,028	320,709	30	320,679
1.85%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		10/15/51	USD	1,508	405,510	46	405,464
1.82%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		10/18/51	USD	2,342	643,135	71	643,064
3-Month LIBOR, 5.19%	Quarterly	1.84%	Semi-Annual	N/A		11/08/51	USD	2,545	(687,196)	77	(687,273)
1.71%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		11/30/51	USD	989	290,395	30	290,365
1.96%	Semi-Annual	3-Month LIBOR, 5.19%	Quarterly	N/A		01/21/52	USD	9,852	2,490,751	299	2,490,452
2.26%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	N/A		03/04/53	EUR	230	12,345	9	12,336
2.27%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	N/A		03/04/53	EUR	90	4,651	4	4,647

33

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day SSARON, 1.42%	Annual	1.86%	Annual	03/31/23	(a)	03/31/53	CHF	300	$(1,182)	$(778)	$(404)
2.51%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	03/31/23	(a)	03/31/53	EUR	320	(988)	(96)	(892)

									$5,914,912	$44,457	$5,870,455

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency

2.70%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	12/15/27	EUR	260	$429	$3	$426
2.27%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	01/15/28	EUR	795	8,804	713	8,091
2.30%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	01/15/28	EUR	990	9,871	13	9,858
2.31%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	01/15/28	EUR	1,000	9,061	30	9,031
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.69%	Monthly	08/15/32	EUR	535	(5,986)	11	(5,997)
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.50%	Monthly	12/15/32	EUR	260	(1,855)	6	(1,861)
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.29%	Monthly	01/15/33	EUR	795	(13,209)	(1,786)	(11,423)
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.30%	Monthly	01/15/33	EUR	1,990	(31,042)	27	(31,069)

							$(23,927)	$(983)	$(22,944)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	73	$(229)	$636	$(865)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	(2,626)	7,160	(9,786)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	(1,595)	4,349	(5,944)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	125	5,344	7,500	(2,156)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	100	4,275	5,864	(1,589)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	62	2,651	3,596	(945)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	2,693	3,508	(815)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	6,973	26,175	(19,202)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	584	33,509	42,323	(8,814)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	1,413	81,085	102,413	(21,328)
Republic of Chile	1.00	Quarterly	Bank of America N.A.	06/20/28	USD	185	270	1,885	(1,615)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	1,732	140,573	174,066	(33,493)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/28	USD	580	98,766	102,649	(3,883)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	1,444	12,878	27,624	(14,746)

							$384,567	$509,748	$(125,181)

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9	2.00%	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	$(7,795)	$(1,708)	$(6,087)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	88	(7,367)	(1,614)	(5,753)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(7,795)	(1,516)	(6,279)
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	187	(15,590)	(3,277)	(12,313)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	118	(29,043)	(12,917)	(16,126)

								$(67,590)	$(21,032)	$(46,558)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty

1.42%	Semi-Annual	1-Day CLP Interbank Rate, 21,517.90%	Semi-Annual	Bank of America N.A.	N/A	04/01/23	CLP	1,315,531	$84,629	$—	$84,629
1-Day CLP Interbank Rate, 21,517.90%	Semi-Annual	1.65%	Semi-Annual	Bank of America N.A.	N/A	05/28/23	CLP	1,315,531	(81,518)	—	(81,518)
1-Day BZDIOVER, 0.05%	Monthly	12.48%	Monthly	Barclays Bank PLC	N/A	07/01/24	BRL	5,914	(500)	—	(500)
1-Day BZDIOVER, 0.05%	Monthly	12.60%	Monthly	Bank of America N.A.	N/A	07/01/24	BRL	7,333	1,601	—	1,601
1-Day BZDIOVER, 0.05%	Monthly	12.97%	Monthly	Goldman Sachs International	N/A	07/01/24	BRL	2,469	2,358	—	2,358
1-Day BZDIOVER, 0.05%	Monthly	12.97%	Monthly	Citibank N.A.	N/A	07/01/24	BRL	4,083	3,948	—	3,948
1-Day BZDIOVER, 0.05%	Monthly	11.65%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	1,826	(6,404)	—	(6,404)
1-Day BZDIOVER, 0.05%	Monthly	11.69%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	2,558	(8,457)	—	(8,457)
1-Day BZDIOVER, 0.05%	Monthly	12.00%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	1,968	32	—	32
1-Day BZDIOVER, 0.05%	Monthly	12.36%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	2,576	2,824	—	2,824
1-Day BZDIOVER, 0.05%	Monthly	12.76%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	4,817	11,098	—	11,098
1-Day BZDIOVER, 0.05%	Monthly	12.78%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	90,829	218,364	—	218,364
1-Day BZDIOVER, 0.05%	Monthly	12.85%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	6,979	17,647	—	17,647

35

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day BZDIOVER, 0.05%	Monthly	13.78%	Monthly	BNP Paribas SA	N/A	01/02/25	BRL	20,918	$125,955	$—	$125,955
1-Day BZDIOVER, 0.05%	At Monthly	11.98%	Monthly	Barclays Bank PLC	N/A	01/04/27	BRL	660	45	—	45

									$371,622	$—	$371,622

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$41,795,731	$—	$41,795,731
Common Stocks
Australia	—	45,792	—	45,792
France	—	131,082	—	131,082
Germany	—	254,702	—	254,702
Japan	—	1,001,819	—	1,001,819
Netherlands	12,141	153,091	—	165,232
United Kingdom	147,054	—	—	147,054
United States	3,718,274	—	3,223	3,721,497
Corporate Bonds
Argentina	—	372,164	—	372,164
Australia	—	1,221,760	—	1,221,760
Austria	—	851,570	—	851,570
Belgium	—	652,864	—	652,864
Bermuda	—	57,185	—	57,185
Brazil	—	270,603	—	270,603
Canada	—	3,193,378	—	3,193,378
Cayman Islands	—	2,257,376	—	2,257,376
Chile	—	168,722	—	168,722
China	—	15,000	—	15,000

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Colombia	$—	$1,371,891	$—	$1,371,891
Denmark	—	2,149,817	—	2,149,817
Finland	—	91,179	—	91,179
France	—	6,582,783	370,899	6,953,682
Germany	—	6,354,239	315,589	6,669,828
Hong Kong	—	4,000	—	4,000
India	—	191,915	—	191,915
Ireland	—	2,786,084	—	2,786,084
Isle of Man	—	177,136	—	177,136
Italy	80,123	1,675,310	—	1,755,433
Japan	—	3,848,089	—	3,848,089
Jersey	—	320,699	—	320,699
Lithuania	—	291,052	—	291,052
Luxembourg	—	1,555,123	—	1,555,123
Malaysia	—	198,100	—	198,100
Mauritius	—	194,622	—	194,622
Mexico	—	3,175,746	—	3,175,746
MultiNational	—	2,241,150	—	2,241,150
Netherlands	—	10,109,693	—	10,109,693
New Zealand	—	554,056	—	554,056
Norway	—	108,649	—	108,649
Panama	—	96,520	—	96,520
Peru	—	171,564	—	171,564
Portugal	—	97,726	—	97,726
Saudi Arabia	—	296,240	—	296,240
Singapore	—	752,985	—	752,985
Spain	—	2,652,967	—	2,652,967
Sweden	—	106,015	—	106,015
Switzerland	—	1,326,487	—	1,326,487
Thailand	—	169,454	—	169,454
United Arab Emirates	—	272,265	—	272,265
United Kingdom	—	9,238,714	—	9,238,714
United States	—	139,031,273	4,040,982	143,072,255
Floating Rate Loan Interests	—	3,195,379	2,113,539	5,308,918
Foreign Agency Obligations	—	156,674,414	—	156,674,414
Investment Companies	27,362,206	—	—	27,362,206
Municipal Bonds	—	5,843,852	—	5,843,852
Non-Agency Mortgage-Backed Securities	—	33,426,869	1,749,149	35,176,018
Preferred Securities
Capital Trusts	—	1,907,312	—	1,907,312
Preferred Stocks	—	337,197	2,426,857	2,764,054
U.S. Government Sponsored Agency Securities	—	181,640,236	—	181,640,236
U.S. Treasury Obligations	—	35,711,544	—	35,711,544
Warrants
United States	5,621	—	73,027	78,648
Venezuela	—	9,000	—	9,000
Short-Term Securities
Certificates of Deposit	—	1,578,145	—	1,578,145
Commercial Paper	—	15,608,605	—	15,608,605
Money Market Funds	60,940,076	—	—	60,940,076
U.S. Government Sponsored Agency Securities	—	5,999	—	5,999
U.S. Treasury Obligations	—	59,236,943	—	59,236,943
Options Purchased
Equity Contracts	723,450	22,061	—	745,511
Foreign Currency Exchange Contracts	—	578,961	—	578,961

37

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Interest Rate Contracts	$408,249	$4,136,186	$—	$4,544,435
Other Contracts	—	7,589	10,859	18,448
Liabilities
Investments
TBA Sale Commitments	—	(44,413,667)	—	(44,413,667)
Unfunded Floating Rate Loan Interests(a)	—	—	(135)	(135)

	$93,397,194	$706,143,007	$11,103,989	$810,644,190

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$28,180	$—	$28,180
Equity Contracts	5,917	3,045	—	8,962
Foreign Currency Exchange Contracts	—	4,880,505	—	4,880,505
Interest Rate Contracts	6,266,743	71,538,325	—	77,805,068
Other Contracts	—	27,406	—	27,406
Liabilities
Credit Contracts	—	(261,066)	—	(261,066)
Equity Contracts	(1,833,020)	(85,861)	—	(1,918,881)
Foreign Currency Exchange Contracts	—	(6,043,580)	—	(6,043,580)
Interest Rate Contracts	(9,673,176)	(71,396,880)	—	(81,070,056)
Other Contracts	—	(50,350)	—	(50,350)

	$(5,233,536)	$(1,360,276)	$—	$(6,593,812)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased	Preferred Stocks	Unfunded Floating Rate Loan Interests

Assets
Opening balance, as of December 31, 2022	$424,726	$3,052,118	$3,109,308	$2,965,315	56,906	$1,857,460	$(135)
Transfers into Level 3	—	—	40,565	—	—	—	—
Transfers out of Level 3	—	—	(307,012)	(1,139,168)	(33,897)	—	—
Other(a)	(420,116)	708,940	(708,940)	—	—	420,116	—
Accrued discounts/premiums	—	5,223	781	3,863	—	—	—
Net realized gain (loss)	—	716	(10,854)	—	(35,504)	—	—
Net change in unrealized appreciation (depreciation)(b)	(1,387)	37,795	39,118	(80,861)	(38,823)	19,533	—
Purchases	—	1,045,414	—	—	62,177	129,748	—
Sales	—	(122,736)	(49,427)	—	—	—	—

Closing balance, as of March 31, 2023	$3,223	$4,727,470	$2,113,539	$1,749,149	10,859	$2,426,857	$(135)

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$(1,387)	$37,795	$28,696	$(80,861)	(51,318)	$19,533	$—

	Warrants	Total

Opening Balance as of December 31, 2022	$80,945	$11,546,643
Transfers in Level 3	—	40,565
Transfers out of Level 3	—	(1,480,077)
Other(a)	—	—
Accrued discounts/premiums	—	9,867
Net realized gain (loss)	—	(45,642)
Net change in unrealized appreciation (depreciation)(b)	(7,918)	(32,543)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

	Warrants	Total

Purchases	$—	$1,237,339
Sales	—	(172,163)

Closing Balance, as of March 31, 2023	$73,027	$11,103,989

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$(7,918)	$(55,460)

(a)	Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds, Floating Rate Loan Interests and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	ZAR	South African Rand

BRL	Brazilian Real

CAD	Canadian Dollar	Portfolio Abbreviation

CHF	Swiss Franc

CLP	Chilean Peso	ADR	American Depositary Receipt

CNH	Chinese Yuan	AMT	Alternative Minimum Tax

CNY	Chinese Yuan	ARB	Airport Revenue Bonds

COP	Colombian Peso	BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CZK	Czech Koruna	CDI	CREST Depository Interest

DKK	Danish Krone	CLO	Collateralized Loan Obligation

EUR	Euro	CMT	Constant Maturity Treasury

GBP	British Pound	CR	Custodian Receipt

HKD	Hong Kong Dollar	DAC	Designated Activity Company

HUF	Hungarian Forint	DIP	Debtor-In-Possession

IDR	Indonesian Rupiah	ESTR	Euro Short Term Rate

INR	Indian Rupee	ETF	Exchange-Traded Fund

JPY	Japanese Yen	EURIBOR	Euro Interbank Offered Rate

KRW	South Korean Won	FREMF	Freddie Mac Multifamily Securities

MXN	Mexican Peso	FTSE	Financial Times Stock Exchange

MYR	Malaysian Ringgit	GO	General Obligation Bonds

NOK	Norwegian Krone	JIBAR	Johannesburg Interbank Average Rate

NZD	New Zealand Dollar	JPOIS	JPY Overnight Rate

PHP	Philippine Peso	LIBOR	London Interbank Offered Rate

PLN	Polish Zloty	MSCI	Morgan Stanley Capital International

RUB	New Russian Ruble	MXIBTIIE	Mexico Interbank TIIE 28-Day

SEK	Swedish Krona	NIBOR	Norwegian Interbank Offered Rate

SGD	Singapore Dollar	PCL	Public Company Limited

THB	Thai Baht	PIK	Payment-in-Kind

TRY	Turkish Lira	PIPE	Private Investment in Public Equity

TWD	New Taiwan Dollar	PJSC	Public Joint Stock Company

USD	United States Dollar	PRIBOR	Prague Interbank Offer Rate

		PSF	Permanent School Fund

39

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Strategic Global Bond Fund, Inc.

Portfolio Abbreviation (continued)

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

SSARON	Swiss Average Overnight Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	40